BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 9.1%
522 Funding CLO Ltd., Series 2019-4A, Class
DR, (LIBOR USD 3 Month + 3.65%), 3.78%,
04/20/30
(a)(b)
..................... USD 470 $ 470,185
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.29%,
07/20/34
(a)(b)
..................... 1,730 1,734,364
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.32%,
12/02/34
(a)(b)
..................... 1,530 1,534,760
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.32%, 07/15/34 .... 540 541,703
Series 2020-7A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.22%, 07/15/34 .... 250 249,997
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (LIBOR USD 3 Month + 1.15%), 1.35%,
01/20/35
(a)(b)
..................... 250 250,000
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 1.52%,
04/20/32
(a)(b)
..................... 1,320 1,321,393
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
1.20%, 04/20/33
(a)(b)
................ 920 920,223
AIG CLO Ltd., Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.25%,
04/20/32
(a)(b)
..................... 280 279,899
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (LIBOR USD 3
Month + 2.10%), 2.23%, 04/20/34 .... 250 249,812
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.22%, 01/15/32 .... 1,290 1,290,092
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
.......... 10,093 9,997,115
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)
..................... 1,027 1,026,657
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.97%, 10/15/29
(a)(b)
1,660 1,657,928
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 1.57%,
04/25/31
(a)(b)
..................... 250 248,887
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.17%, 07/24/29
(a)(b)
................ 640 639,501
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 564,525
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 1.38%, 01/19/35
(a)(b)
.......... 250 250,000
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/15/34
(a)(b)
.......... 2,495 2,493,791
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.11%, 04/13/31
(a)(b)
.......... 2,240 2,237,575
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 1.64%, 01/28/31
(a)(b)
.......... 1,040 1,038,054
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.19%, 01/28/31 .... 920 918,184
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31 .... 360 359,197
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.57%, 01/15/30 .... 420 419,728
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.97%, 01/15/30 .... USD 250 $ 249,557
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.17%, 07/15/30
(a)(b)
................ 1,220 1,218,177
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 1.23%, 01/28/31 .... 930 929,810
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 1.89%, 01/28/31 .... 1,640 1,639,298
Series 2015-7A, Class D1R2, (LIBOR USD 3
Month + 3.50%), 3.64%, 01/28/31 .... 250 250,117
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/27/34 .... 570 570,000
Series 2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/27/34 .... 650 650,000
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.37%, 10/13/30
(a)(b)
................ 670 670,363
Anchorage Capital Europe CLO 2 DAC
(a)(b)
Series 2A, Class B1R, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/34 .......... EUR 522 593,784
Series 2A, Class CR, (EURIBOR 3 Month +
2.40%), 2.40%, 04/15/34 .......... 271 309,515
Series 2A, Class DR, (EURIBOR 3 Month +
3.55%), 3.55%, 04/15/34 .......... 460 524,183
Anchorage Capital Europe CLO DAC
(a)(b)
Series 4A, Class D, (EURIBOR 3 Month +
3.20%), 3.20%, 04/25/34 .......... 250 285,285
Series 5A, Class A, (EURIBOR 3 Month +
1.02%), 1.02%, 07/15/34 .......... 680 772,569
Series 5A, Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 07/15/34 .......... 310 351,948
Antares CLO Ltd., Series 2021-1A, Class A1,
(LIBOR USD 3 Month + 1.53%), 1.66%,
07/25/33
(a)(b)
..................... USD 2,420 2,422,861
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.20%,
04/15/31
(a)(b)
..................... 4,916 4,903,901
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.14%,
04/20/31
(a)(b)
..................... 500 499,458
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 1.27%,
10/22/30
(a)(b)
..................... 350 349,891
Apidos CLO XXI, Series 2015-21A, Class A1R,
(LIBOR USD 3 Month + 0.93%), 1.05%,
07/18/27
(a)(b)
..................... 103 102,908
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/20/31 .... 250 248,837
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 04/20/31 .... 250 249,268
Apidos CLO XXXVII, Series 2021-37A, Class
A, (LIBOR USD 3 Month + 1.13%), 1.26%,
10/22/34
(a)(b)
..................... 310 309,613
Ares European CLO XII DAC, Series 12A,
Class B1R, (EURIBOR 3 Month + 1.70%),
1.70%, 04/20/32
(a)(b)
................ EUR 297 337,955
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(LIBOR USD 3 Month + 1.05%), 1.18%,
04/22/31
(a)(b)
..................... USD 1,770 1,766,819
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (LIBOR USD 3 Month + 1.03%), 1.15%,
04/25/34
(a)(b)
..................... 250 248,366

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 1.29%,
10/25/34
(a)(b)
..................... USD 410 $ 410,000
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.29%, 10/15/30
(a)(b)
................ 310 310,005
Armada Euro CLO III DAC
(a)(b)
Series 3A, Class CR, (EURIBOR 3 Month +
2.35%), 2.35%, 07/15/31 .......... EUR 580 662,671
Series 3A, Class DR, (EURIBOR 3 Month +
3.30%), 3.30%, 07/15/31 .......... 287 326,814
Assurant CLO I Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 2.15%), 2.28%,
10/20/34
(a)(b)
..................... USD 330 329,999
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 1.17%,
04/20/31
(a)(b)
..................... 250 249,888
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 1.17%, 05/28/30
(a)(b)
... 990 989,237
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 0.96%, 04/22/27
(a)(b)
... 341 340,482
Avery Point VI CLO Ltd.
(a)(b)
Series 2015-6A, Class AR2, (LIBOR USD 3
Month + 0.90%), 1.04%, 08/05/27 .... 866 865,206
Series 2015-6A, Class BR2, (LIBOR USD 3
Month + 1.35%), 1.49%, 08/05/27 .... 850 849,209
Avery Point VII CLO Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 0.96%),
1.08%, 01/15/28
(a)(b)
................ 1,427 1,427,249
Avoca CLO XVII DAC, Series 17A, Class
B1R, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/32
(a)(b)
..................... EUR 262 297,673
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)(d)
..................... 100 114,242
Avoca CLO XXII DAC, Series 22X, Class
B1, (EURIBOR 3 Month + 1.30%), 1.30%,
04/15/35
(a)(d)
..................... 200 225,979
Avoca CLO XXIV DAC, Series 24A, Class
AR, (EURIBOR 3 Month + 0.90%), 0.90%,
07/15/34
(a)(b)
..................... 1,620 1,839,808
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 1.53%,
01/20/31
(a)(b)
..................... USD 250 248,880
Bain Capital Credit CLO, Series 2018-2A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.72%,
07/19/31
(a)(b)
..................... 250 249,411
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.63%, 07/20/30 .... 250 248,956
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.20%, 07/19/31 .... 330 329,509
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 3.29%, 07/24/34 .... 250 249,989
Bain Capital Euro CLO DAC, Series 2019-1X,
Class C, (EURIBOR 3 Month + 2.40%),
2.40%, 04/15/32
(a)(d)
................ EUR 240 273,330
Bardot CLO Ltd., Series 2019-2A, Class DR,
(LIBOR USD 3 Month + 3.00%), 3.13%,
10/22/32
(a)(b)
..................... USD 250 249,999
Barings CLO Ltd.
(a)(b)
Series 2018-3A, Class A1, (LIBOR USD 3
Month + 0.95%), 1.08%, 07/20/29 .... 233 233,174
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.20%, 04/20/31 .... 250 249,751
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (LIBOR USD 3 Month + 1.75%), 1.88%,
10/15/36
(a)(b)
..................... USD 375 $ 374,999
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 1.19%, 07/18/30 .... 1,332 1,331,424
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.67%, 07/18/30 .... 666 661,820
Battalion CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 1.29%, 01/25/35 ... 5,370 5,367,359
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 1.67%, 01/25/35 ... 630 621,626
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (LIBOR USD 3 Month + 1.72%), 1.84%,
04/24/34
(a)(b)
..................... 250 249,516
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.32%,
07/15/34
(a)(b)
..................... 1,000 1,000,952
BDS Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.07%), 1.18%, 06/16/36
(a)(b)
9,610 9,592,222
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.57%, 07/15/29
(a)(b)
......... 1,000 998,464
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/20/29
(a)(b)
.... 400 399,385
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.22%, 04/20/31
(a)(b)
......... 960 958,086
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (LIBOR USD 3 Month +
2.00%), 2.12%, 10/15/30
(a)(b)
.......... 310 308,495
Bilbao CLO II DAC, Series 2A, Class A1R,
(EURIBOR 3 Month + 0.97%), 0.97%,
08/20/35
(a)(b)
..................... EUR 1,130 1,286,494
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.40%, 06/15/31 ......... USD 250 249,843
Series 19A, Class DR, (LIBOR USD 3 Month
+ 3.35%), 3.55%, 06/15/31 ......... 250 249,997
BlueMountain CLO DAC, Series 2021-1A,
Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/15/34
(a)(b)
................ EUR 350 398,608
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.31%, 10/22/30 .... USD 1,735 1,734,951
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.13%, 04/20/31 .... 250 249,510
Series 2016-2A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.41%, 08/20/32 .... 300 300,155
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.62%, 07/15/31
(a)(b)
................ 870 861,806
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (LIBOR USD 3 Month + 1.70%),
1.83%, 10/20/31
(a)(b)
................ 250 249,259
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.87%, 07/25/34
(a)(b)
................ 250 250,000
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (LIBOR USD 3 Month +
1.26%), 1.38%, 04/15/34
(a)(b)
.......... 130 130,092
BlueMountain EUR CLO DAC, Series 2021-1X,
Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/15/34
(a)(d)
................ EUR 250 284,720

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bluemountain Euro CLO DAC, Series 2021-2A,
Class B1, (EURIBOR 3 Month + 1.75%),
1.75%, 10/15/35
(a)(b)
................ EUR 660 $ 750,418
BlueMountain Fuji Eur CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)(d)
................ 340 387,397
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.23%),
1.32%, 07/20/34
(a)(b)
................ USD 250 249,856
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month + 1.10%),
1.22%, 10/15/31
(a)(b)
................ 250 249,754
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.22%, 04/15/32
(a)(b)
................ 610 609,588
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 1.82%,
01/15/34
(a)(b)
..................... 350 349,999
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
1.16%, 04/30/31
(a)(b)
................ 1,860 1,858,681
Carlyle Euro CLO DAC, Series 2021-2A, Class
C, (EURIBOR 3 Month + 3.30%), 3.30%,
10/15/35
(a)(b)(e)
.................... EUR 530 603,405
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.09%, 04/17/31 .... USD 798 796,913
Series 2014-3RA, Class A1A, (LIBOR USD 3
Month + 1.05%), 1.18%, 07/27/31 .... 3,333 3,330,257
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.74%, 07/28/28 .... 530 528,382
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 1.58%, 10/20/27 .... 250 248,713
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/20/31 .... 250 247,606
Series 2021-6A, Class A1, (LIBOR USD 3
Month + 1.16%), 1.27%, 07/15/34 .... 800 800,580
Series 2021-10A, Class A, (LIBOR USD 3
Month + 1.15%), 1.27%, 10/20/34 .... 830 829,181
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 3.33%,
04/20/32
(a)(b)
..................... 1,130 1,124,385
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.38%, 07/20/30
(a)(b)
1,600 1,600,000
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.21%, 04/20/34 .... 710 709,114
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 1.48%, 04/20/34 .... 680 667,913
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.18%, 04/20/34
(a)(b)
................ 3,930 3,924,114
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.53%, 05/29/32
(a)(b)
................ 280 279,783
CIFC European Funding CLO V DAC, Series
5A, Class A, (EURIBOR 3 Month + 0.99%),
0.99%, 11/23/34
(a)(b)
................ EUR 1,800 2,045,913
CIFC Funding 2019-V Ltd., Series 2019-5A,
Class A1R1, (LIBOR USD 3 Month +
1.14%), 1.38%, 01/15/35
(a)(b)
.......... USD 250 249,688
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month + 1.05%),
1.17%, 07/15/33
(a)(b)
................ 1,450 1,447,175
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.60%), 1.73%, 04/27/31 .... USD 250 $ 249,434
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 2.92%, 04/24/30 .... 250 247,579
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/30 .... 633 630,339
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.27%, 04/19/29 .... 330 327,552
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 1.14%, 04/23/29 .... 1,170 1,169,043
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/23/29 .... 340 339,426
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 1.12%, 04/18/31 .... 2,380 2,378,006
Series 2020-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.27%, 07/15/36 .... 300 299,675
Series 2020-1A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.77%, 07/15/36 .... 740 734,828
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.22%, 07/15/36 .... 380 375,544
Series 2020-3A, Class A1R, (LIBOR USD 3
Month + 1.13%), 1.28%, 10/20/34 .... 1,350 1,346,934
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 1.26%, 07/15/34 .... 330 329,817
Clontarf Park CLO DAC, Series 1X, Class
CE, (EURIBOR 3 Month + 3.05%), 3.05%,
08/05/30
(a)(d)
..................... EUR 390 444,370
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
....... USD 19 19,204
College Ave Student Loans LLC, Series 2021-
C, Class D, 4.11%, 07/26/55
(b)
......... 100 100,258
College Avenue Student Loans LLC
(b)
Series 2021-B, Class C, 2.42%, 06/25/52 . 250 246,906
Series 2021-B, Class D, 2.72%, 06/25/52 . 100 99,145
Contego CLO VIII DAC, Series 8A, Class
DR, (EURIBOR 3 Month + 3.20%), 3.20%,
01/25/34
(a)(b)
..................... EUR 250 282,151
Crown Point CLO 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.17%),
1.32%, 07/20/34
(a)(b)
................ USD 3,600 3,602,854
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (EURIBOR 3 Month + 1.30%),
1.30%, 02/22/34
(a)(d)
................ EUR 260 293,743
CVC Cordatus Loan Fund VI DAC, Series 6X,
Class CR, (EURIBOR 3 Month + 1.60%),
1.60%, 04/15/32
(a)(d)
................ 250 283,854
Dartry Park CLO DAC, Series 1A, Class CRR,
(EURIBOR 3 Month + 3.35%), 3.35%,
01/28/34
(a)(b)
..................... 250 284,230
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/30
(a)(b)
..................... USD 1,500 1,500,430
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.24%),
1.36%, 07/15/36
(a)(b)
................ 250 250,111
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.17%, 04/20/34
(a)(b)
................ 1,180 1,174,359
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
1.77%, 07/15/30
(a)(b)
................ 250 249,815
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.24%,
01/15/31
(a)(b)
..................... 4,900 4,890,472

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.72%,
07/18/30
(a)(b)
..................... USD 250 $ 249,999
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
1.31%, 10/20/34
(a)(b)(e)
............... 250 249,750
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.28%,
05/20/34
(a)(b)
..................... 810 809,999
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.26%,
05/20/34
(a)(b)
..................... 520 519,743
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.02%, 04/15/29
(a)(b)
.......... 320 319,940
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30
(a)(b)
.......... 1,660 1,660,785
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/20/34 .... 1,000 999,998
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/34 .... 250 249,131
Elmwood CLO V Ltd, Series 2020-2A, Class
BR, (LIBOR USD 3 Month + 1.65%), 1.78%,
10/20/34
(a)(b)
..................... 620 618,467
Elmwood CLO V Ltd., Series 2020-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.13%,
10/20/34
(a)(b)
..................... 541 536,760
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.04%), 1.13%, 10/20/34 .... 1,620 1,617,594
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 2.04%, 10/20/34 .... 250 249,220
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.15%), 1.27%,
01/20/35
(a)(b)
..................... 250 250,006
Euro-Galaxy IV CLO BV, Series 2015-4A, Class
ARR, (EURIBOR 3 Month + 0.90%), 0.90%,
07/30/34
(a)(b)
..................... EUR 2,220 2,517,609
Euro-Galaxy VI CLO DAC, Series 2018-6X,
Class A, (EURIBOR 3 Month + 0.71%),
0.71%, 04/11/31
(a)(d)
................ 460 522,740
Euro-Galaxy VII CLO DAC, Series 2019-7A,
Class CR, (EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35
(a)(b)
................ 260 296,766
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (EURIBOR 3 Month + 3.60%),
3.01%, 10/15/34
(a)(b)
................ 250 283,543
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.26%,
07/19/34
(a)(b)
..................... USD 3,150 3,151,598
FS Rialto, Series 2021-FL3, Class A, (LIBOR
USD 1 Month + 1.25%), 1.36%, 11/16/36
(a)(b)
3,097 3,096,999
FS RIALTO, Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 1.33%, 04/16/28
(a)(b)
1,830 1,826,927
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (LIBOR USD 3 Month + 0.97%),
1.09%, 10/15/30
(a)(b)
................ 400 399,904
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.22%,
07/15/31
(a)(b)
..................... 280 280,124
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (LIBOR USD 3 Month + 1.20%),
1.32%, 04/16/34
(a)(b)
................ 910 910,455
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class CR, (LIBOR USD 3 Month
+ 2.45%), 2.70%, 01/22/35 ......... USD 250 $ 250,000
Series 6A, Class DR, (LIBOR USD 3 Month
+ 3.50%), 3.75%, 01/22/35 ......... 250 250,000
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.07%,
10/15/30
(a)(b)
..................... 640 638,475
GoldenTree Loan Management CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 1.68%, 04/20/30
(a)(b)
.... 250 249,418
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.24%, 10/29/29 .... 420 419,920
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/29/29 .... 500 499,998
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 3.18%, 07/20/31
(a)(b)
......... 250 247,286
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 1.25%, 10/20/34
(a)(b)(e)
... 1,050 1,048,950
Golub Capital BDC 3 CLO 1 LLC, Series
2021-1A, Class C1, (LIBOR USD 3 Month +
2.80%), 2.92%, 04/15/33
(a)(b)
.......... 250 249,998
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.42%, 01/25/35
(a)(b)
.......... 310 309,999
Great Lakes CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.56%), 1.68%,
07/15/31
(a)(b)
..................... 970 969,755
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 1.82%,
04/15/33
(a)(b)
..................... 540 540,978
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.39%, 01/20/30 .... 251 251,000
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.43%, 01/20/30 .... 250 250,229
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (LIBOR USD 1 Month + 0.14%), 0.24%,
03/25/36
(a)
...................... 489 214,210
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
1.49%, 04/15/33
(a)(b)
................ 1,180 1,180,052
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA,
Class A1, (LIBOR USD 3 Month + 1.32%),
1.44%, 04/15/34
(a)(b)
................ 250 250,393
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.32%, 07/15/34
(a)(b)
................ 2,580 2,580,439
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (LIBOR USD 3 Month + 1.80%),
1.92%, 07/15/34
(a)(b)
................ 280 280,239
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.20%, 07/25/27
(a)(b)
.......... 134 134,434
Harvest CLO XXIII DAC, Series 23A, Class
CE, (EURIBOR 3 Month + 2.05%), 2.05%,
10/20/32
(a)(b)
..................... EUR 310 352,184
Henley CLO IV DAC
(a)
Series 4A, Class C, (EURIBOR 3 Month +
2.10%), 2.10%, 04/25/34
(b)
......... 250 284,300
Series 4X, Class B1, (EURIBOR 3 Month +
1.35%), 1.35%, 04/25/34
(d)
......... 130 145,917

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management, Series 3A-2014,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.30%, 07/18/29
(a)(b)
................ USD 680 $ 680,043
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 1.37%, 07/18/31
(a)(b)
.......... 250 248,756
HPS Loan Management 10-2016 Ltd., Series
10A-16, Class A1RR, (LIBOR USD 3 Month
+ 1.14%), 1.27%, 04/20/34
(a)(b)
......... 1,540 1,539,238
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.14%, 02/05/31
(a)(b)
................ 3,009 3,008,681
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.26%,
10/19/28
(a)(b)
..................... 719 719,253
Invesco Euro CLO II DAC, Series 2A, Class
B1R, (EURIBOR 3 Month + 1.70%), 1.70%,
08/15/34
(a)(b)
..................... EUR 300 341,545
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.11%, 07/17/37
(a)(b)
................ USD 156 155,441
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/32
(a)(b)
................ 360 360,212
Kayne CLO 5 Ltd., Series 2019-5A, Class AR,
(LIBOR USD 3 Month + 1.12%), 1.33%,
07/24/32
(a)(b)
..................... 800 800,000
Kayne CLO II Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.20%,
10/15/31
(a)(b)
..................... 710 709,119
LCM 29 Ltd., Series 29A, Class AR, (LIBOR
USD 3 Month + 1.07%), 1.19%, 04/15/31
(a)(b)
250 249,630
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.17%, 07/20/31
(a)(b)
250 249,560
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.01%, 04/20/28
(a)(b)
385 384,909
Lendmark Funding Trust
(b)
Series 2021-1A, Class B, 2.47%, 11/20/31 . 380 382,193
Series 2021-1A, Class C, 3.41%, 11/20/31 . 290 294,710
Series 2021-2A, Class C, 3.09%, 04/20/32 . 380 379,870
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.24%, 05/15/28 .... 126 125,640
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 1.41%, 11/15/38 .... 680 679,584
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.31%,
07/20/34
(a)(b)
..................... 1,010 1,010,160
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.87%, 04/15/29
(a)(b)
................ 250 250,040
Madison Park Euro Funding XIV DAC, Series
14A, Class DR, (EURIBOR 3 Month +
3.60%), 3.60%, 07/15/32
(a)(b)(e)
......... EUR 250 284,625
Madison Park Funding X Ltd., Series 2012-10A,
Class AR3, (LIBOR USD 3 Month + 1.01%),
1.14%, 01/20/29
(a)(b)
................ USD 2,027 2,026,076
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 1.02%, 07/23/29
(a)(b)
.......... 2,213 2,210,924
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.07%, 04/19/30 .... 1,072 1,070,898
Series 2014-13A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.62%, 04/19/30 .... 960 955,458
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 1.05%, 01/22/28
(a)(b)
.......... USD 1,162 $ 1,160,680
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (LIBOR USD 3 Month +
1.12%), 1.24%, 07/15/34
(a)(b)
.......... 1,050 1,049,591
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.68%, 07/27/31 .... 250 248,546
Series 2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/27/31 .... 250 248,841
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.77%, 04/25/29
(a)(b)
.......... 320 319,393
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)
.......... 1,665 1,667,001
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.16%, 04/20/30
(a)(b)
.......... 250 249,688
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class A1R, (LIBOR USD 3 Month +
0.99%), 1.12%, 04/20/32
(a)(b)
.......... 730 727,179
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class B1, (LIBOR USD 3 Month
+ 1.85%), 1.97%, 01/15/33
(a)(b)
......... 530 530,060
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 1.19%, 07/15/33
(a)(b)
......... 410 408,915
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.25%, 07/17/34
(a)(b)
.......... 1,130 1,129,361
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.30%, 12/18/30
(a)(b)
................ 430 429,893
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR USD 3
Month + 0.99%), 1.11%, 07/23/29 .... 391 390,539
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.17%, 07/23/29 .... 1,125 1,124,914
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 263,323
Series 2020-AA, Class C, 4.10%, 08/21/34 330 336,049
Series 2021-BA, Class D, 3.42%, 11/20/36 220 219,456
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month + 0.97%),
1.10%, 04/21/31
(a)(b)
................ 472 471,673
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.38%,
10/20/30
(a)(b)
..................... 830 829,594
MP CLO VIII Ltd.
(a)(b)
Series 2015-2A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.34%, 04/28/34 .... 1,420 1,415,295
Series 2015-2A, Class BRR, (LIBOR USD 3
Month + 1.80%), 1.94%, 04/28/34 .... 1,500 1,493,671
Navient Private Education Refi Loan Trust
(b)
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.01%, 11/15/68
(a)
... 480 483,448
Series 2021-DA, Class B, 2.61%, 04/15/60
(e)
370 367,984
Series 2021-DA, Class C, 3.48%, 04/15/60
(e)
950 946,181
Series 2021-DA, Class D, 4.00%, 04/15/60
(e)
300 289,756
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.16%, 04/15/34
(a)(b)
......... 570 568,729

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (LIBOR USD 3 Month +
1.65%), 1.77%, 07/15/34
(a)(b)
.......... USD 250 $ 249,999
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 1.77%, 10/17/30
(a)(b)
......... 400 399,999
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 1.06%, 10/18/30 .... 1,430 1,430,000
Series 2017-26A, Class BR, (LIBOR USD 3
Month + 1.40%), 1.55%, 10/18/30 .... 250 250,000
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (LIBOR USD 3
Month + 1.45%), 1.58%, 07/20/31
(a)(b)
.... 250 249,762
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.22%, 07/16/35
(a)(b)
.... 880 880,000
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (EURIBOR 3
Month + 1.90%), 1.90%, 01/21/35
(a)(b)
.... EUR 250 283,882
Oaktree CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 0.87%), 1.00%,
10/20/27
(a)(b)
..................... USD 133 132,770
Ocean Trails CLO VI
(a)(b)
Series 2016-6A, Class BRR, (LIBOR USD 3
Month + 1.45%), 1.57%, 07/15/28 .... 720 718,927
Series 2016-6A, Class CRR, (LIBOR USD 3
Month + 2.25%), 2.37%, 07/15/28 .... 900 900,790
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 2.02%, 04/24/29 .... 945 941,712
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 1.20%, 04/26/31 .... 140 139,962
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.24%, 10/18/28 .... 468 468,554
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.11%, 11/20/30 ..... 250 248,769
Series 2019-16A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.12%, 04/10/33 .... 280 280,124
Series 2020-18A, Class AR, (LIBOR USD 3
Month + 1.09%), 1.22%, 07/20/32 .... 320 319,877
Series 2020-19A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.83%, 10/20/34 .... 250 249,707
Series 2021-22A, Class A, (LIBOR USD 3
Month + 1.18%), 1.30%, 12/02/34 .... 390 389,615
OCP Euro CLO DAC
(a)
Series 2017-2X, Class B, (EURIBOR 3
Month + 1.35%), 1.35%, 01/15/32
(d)
... EUR 170 192,929
Series 2020-4A, Class B1R, (EURIBOR 3
Month + 1.70%), 1.70%, 09/22/34
(b)(e)
.. 690 784,779
Series 2020-4A, Class DR, (EURIBOR 3
Month + 3.20%), 3.20%, 09/22/34
(b)
... 250 283,238
Octagon 54 Ltd., Series 2021-1A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.18%,
07/15/34
(a)(b)
..................... USD 250 250,099
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 1.08%, 04/16/31
(a)(b)
......... 1,780 1,777,338
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.32%, 01/20/31
(a)(b)
.......... 250 250,008
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (LIBOR USD 3 Month +
1.65%), 1.77%, 07/15/36
(a)(b)
.......... 710 707,460
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.28%, 07/20/34
(a)(b)
.......... USD 2,660 $ 2,659,995
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.47%, 07/19/30
(a)(b)
......... 320 320,209
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.14%, 07/17/30
(a)(b)
......... 2,755 2,744,549
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.12%, 01/25/31
(a)(b)
......... 2,640 2,629,968
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.28%, 04/21/34
(a)(b)
................ 3,220 3,218,524
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (LIBOR USD 3
Month + 1.14%), 1.27%, 07/02/35 .... 1,450 1,448,209
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/02/35 .... 668 665,702
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.28%, 10/22/36
(a)(b)
................ 250 249,688
OHA Loan Funding Ltd.
(a)(b)
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 1.20%, 05/23/31 .... 4,495 4,492,479
Series 2015-1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 1.32%, 01/19/37
(e)
... 1,170 1,170,000
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 . 3,140 3,304,823
Series 2020-1A, Class A, 3.84%, 05/14/32 . 2,800 2,863,301
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 558,452
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,465,037
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 98,530
Series 2021-1A, Class D, 2.47%, 06/16/36 . 210 206,626
Owl Rock CLO VI Ltd., Series 2021-6A, Class
A, (LIBOR USD 3 Month + 1.45%), 1.57%,
06/21/32
(a)(b)
..................... 250 249,764
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/22/30
(a)(b)
................ 9,022 9,017,423
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.87%,
04/17/31
(a)(b)
..................... 250 250,024
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(LIBOR USD 3 Month + 2.10%), 2.32%,
10/17/29
(a)(b)(e)
.................... 340 340,000
OZLM XXII Ltd., Series 2018-22A, Class A1,
(LIBOR USD 3 Month + 1.07%), 1.19%,
01/17/31
(a)(b)
..................... 250 249,549
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (LIBOR USD 3 Month + 1.70%),
1.83%, 07/20/32
(a)(b)
................ 250 250,074
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 1.12%, 10/17/31 .... 650 648,898
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 1.29%, 05/21/34 .... 5,525 5,521,976
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 1.86%, 05/21/34 .... 250 250,356
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.68%, 07/20/30 .... 500 499,383
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.15%, 04/18/31 .... 850 849,765
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.22%, 07/16/31 .... 1,070 1,070,023

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class A1AR, (LIBOR USD 3
Month + 1.08%), 1.21%, 11/15/31 .... USD 250 $ 250,000
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.38%, 01/15/35 .... 250 249,999
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 0.90%), 1.06%, 11/15/26 .... 125 125,262
Series 2018-5A, Class A2, (LIBOR USD 3
Month + 1.40%), 1.53%, 01/20/27 .... 327 326,675
Series 2019-2A, Class C, (LIBOR USD 3
Month + 3.25%), 3.38%, 04/20/27 .... 250 250,044
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.76%, 08/20/27 .... 440 439,998
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 2.26%, 08/20/27 .... 350 350,105
Series 2019-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.22%, 10/24/27 .... 290 290,054
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.51%, 02/20/28 .... 990 988,599
Series 2020-2A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.68%, 04/20/28 .... 1,270 1,268,096
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.78%, 11/25/28 .... 560 559,997
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 1.40%, 02/14/34 .... 1,390 1,390,807
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.71%, 02/14/34 .... 970 963,598
Penta CLO DAC, Series 2021-9A, Class A,
(EURIBOR 3 Month + 0.85%), 0.85%,
07/25/36
(a)(b)
..................... EUR 1,390 1,573,155
Pikes Peak CLO 1, Series 2018-1A, Class A,
(LIBOR USD 3 Month + 1.18%), 1.30%,
07/24/31
(a)(b)
..................... USD 275 274,968
Pikes Peak CLO 8, Series 2021-8A, Class A,
(LIBOR USD 3 Month + 1.17%), 1.32%,
07/20/34
(a)(b)
..................... 1,570 1,568,251
Post CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.95%), 3.07%,
04/16/31
(a)(b)
..................... 500 500,009
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 1
Month + 1.25%), 1.35%, 07/25/51 .... 1,566 1,565,177
Series 2021-1A, Class B, (LIBOR USD 1
Month + 2.50%), 2.60%, 07/25/51 .... 280 280,818
Series 2021-1A, Class C, (LIBOR USD 1
Month + 3.75%), 3.85%, 07/25/51 .... 250 250,918
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
........... 400 406,389
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (LIBOR USD 3 Month + 0.94%),
1.06%, 10/15/30
(a)(b)
................ 1,026 1,025,080
Rad CLO 15 Ltd., Series 2021-15A, Class A,
(LIBOR USD 3 Month + 1.09%), 1.34%,
01/20/34
(a)(b)
..................... 250 249,999
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 1.53%,
04/20/34
(a)(b)
..................... 250 245,610
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
1.29%, 04/20/34
(a)(b)
................ 1,040 1,038,962
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (LIBOR USD 3
Month + 1.15%), 1.36%, 06/20/34 .... 720 719,602
Series 2016-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.81%, 06/20/34 .... 250 249,999
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (LIBOR USD 3 Month + 2.05%),
2.17%, 01/15/33
(a)(b)
................ USD 250 $ 250,333
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
1.57%, 01/15/34
(a)(b)
................ 250 246,592
Regional Management Issuance Trust
(b)
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 127,121
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 317,104
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 1.18%,
01/18/34
(a)(b)
..................... 1,220 1,220,810
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 1.23%, 04/20/34 .... 2,417 2,406,392
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.78%, 04/20/34 ... 1,511 1,502,508
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.62%, 10/15/29 .... 1,945 1,944,037
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 2.97%, 10/15/29 .... 1,039 1,039,000
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.32%, 10/20/30 .... 3,237 3,234,091
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.26%, 05/20/31 .... 297 297,084
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.29%, 10/20/31 .... 250 249,923
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.81%, 08/20/32 .... 250 249,554
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.30%, 07/20/34 .... 1,730 1,729,066
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 1.85%, 12/20/31 .... EUR 826 940,686
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 2.47%, 12/20/31 .... 280 318,887
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31
(a)(b)
..................... USD 960 959,262
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.21%,
01/15/30
(a)(b)
..................... 1,090 1,087,855
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 1.77%, 10/15/31
(a)(b)
250 250,004
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.27%, 07/15/35
(a)(b)
2,140 2,141,503
RRE 2 Loan Management DAC, Series 2A,
Class A1R, (EURIBOR 3 Month + 0.86%),
0.86%, 07/15/35
(a)(b)
................ EUR 2,120 2,402,807
RRE 5 Loan Management DAC, Series 5A,
Class A2R, (EURIBOR 3 Month + 1.75%),
1.15%, 01/15/37
(a)(b)(e)
............... 450 512,325
RRE 9 Loan Management DAC, Series 9A,
Class A2, (EURIBOR 3 Month + 1.70%),
1.70%, 10/15/36
(a)(b)(e)
............... 650 739,100
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class AR3, (LIBOR USD 3 Month + 1.16%),
1.28%, 04/17/34
(a)(b)
................ USD 5,180 5,174,355
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (LIBOR USD 3
Month + 0.98%), 1.11%, 04/20/29 .... 239 238,172
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/20/29 .... 1,466 1,456,366
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 1.40%,
04/20/33
(a)(b)
..................... 640 640,273

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.37%, 07/20/30 .... USD 493 $ 492,598
Series 2014-1A, Class CR, (LIBOR USD 3
Month + 2.30%), 2.43%, 07/20/30 .... 500 498,769
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/20/34
(a)(b)
................ 3,815 3,814,995
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.53%, 03/15/24
(a)
........... 336 335,081
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.86%, 10/15/41
(a)(b)
.......... 3,683 4,101,741
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 .. 990 1,008,645
Series 2020-B, Class B, 2.76%, 07/15/53 .. 510 507,471
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 4,219 4,184,821
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,540,661
Series 2021-A, Class B, 2.31%, 01/15/53 .. 1,010 1,001,267
Series 2021-A, Class C, 2.99%, 01/15/53 . 2,870 2,860,821
Series 2021-A, Class D1, 3.86%, 01/15/53 . 1,340 1,319,504
Series 2021-A, Class D2, 3.86%, 01/15/53 . 730 721,005
Series 2021-C, Class B, 2.30%, 01/15/53 . 190 190,427
Series 2021-C, Class C, 3.00%, 01/15/53
(e)
160 158,601
Series 2021-C, Class D, 3.93%, 01/15/53
(e)
100 99,356
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (LIBOR USD 3 Month + 2.05%),
2.18%, 10/20/28
(a)(b)
................ 900 898,553
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (LIBOR USD 3 Month + 0.90%),
1.02%, 01/23/29
(a)(b)
................ 310 309,599
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.29%,
07/15/34
(a)(b)
..................... 4,180 4,181,354
Sound Point CLO XXVI Ltd., Series 2020-1A,
Class DR, (LIBOR USD 3 Month + 3.35%),
3.48%, 07/20/34
(a)(b)
................ 320 320,251
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.40%, 01/25/32
(a)(b)
................ 460 460,107
Sound Point Euro CLO II Funding DAC, Series
2A, Class B1, (EURIBOR 3 Month + 1.85%),
1.85%, 10/26/32
(a)(b)
................ EUR 610 694,484
St Paul's CLO VI DAC
(a)(b)
Series 6A, Class CRR, (EURIBOR 3 Month
+ 2.60%), 2.60%, 05/20/34 ......... 600 683,922
Series 6A, Class DRRE, (EURIBOR 3 Month
+ 3.30%), 3.30%, 05/20/34 ......... 500 566,102
St Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)(d)
..................... 310 353,115
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.37%,
10/15/30
(a)(b)
..................... USD 1,070 1,070,026
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)(d)
..................... EUR 202 229,996
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.27%, 10/15/31
(a)(b)
................ USD 250 249,751
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.00%, 04/15/28
(a)(b)
................ 571 571,310
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.77%, 01/15/34
(a)(b)
................ USD 250 $ 250,000
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
1.21%, 04/20/33
(a)(b)
................ 514 513,988
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 1.12%,
11/18/30
(a)(b)
..................... 890 887,819
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (LIBOR USD 3 Month + 1.22%),
1.37%, 08/16/34
(a)(b)
................ 250 250,279
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.27%,
01/16/31
(a)(b)
..................... 910 909,039
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.27%,
01/20/31
(a)(b)
..................... 670 670,001
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 1.24%, 01/15/34 .... 1,060 1,060,482
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.62%, 01/15/34 .... 1,360 1,346,458
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 1,801 1,801,402
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.46%, 01/20/33 .... 1,830 1,829,284
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/20/33 .... 530 530,227
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.17%), 1.29%,
07/21/34
(a)(b)
..................... 1,550 1,548,269
TRESTLES CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 1.33%,
10/20/34
(a)(b)
..................... 1,380 1,380,000
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,195,389
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.52%, 10/18/31
(a)(b)
................ 220 220,003
Trinitas CLO X Ltd., Series 2019-10A, Class
B, (LIBOR USD 3 Month + 2.10%), 2.22%,
04/15/32
(a)(b)
..................... 250 249,843
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 2.12%, 01/25/34 .... 730 731,994
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 3.12%, 01/25/34 .... 530 532,330
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
1.19%, 07/18/31
(a)(b)
................ 350 350,050
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.34%,
10/15/29
(a)(b)
..................... 3,230 3,230,045
Voya CLO Ltd.
(a)(b)
Series 2014-3A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.77%, 07/25/26 .... 350 349,980
Series 2015-2A, Class AR, (LIBOR USD 3
Month + 0.97%), 1.09%, 07/23/27 .... 408 407,840
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 1.17%, 04/20/34 .... 465 462,227
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 1.25%, 10/15/30 .... 1,680 1,679,236
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 1.18%, 04/15/31 .... 2,064 2,058,816

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya Euro CLO II DAC
(a)(b)(e)
Series 2A, Class AR, (EURIBOR 3 Month +
0.96%), 0.96%, 07/15/35 .......... EUR 1,360 $ 1,548,592
Series 2A, Class CR, (EURIBOR 3 Month +
2.15%), 2.15%, 07/15/35 .......... 250 284,341
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/15/35 .......... 440 502,472
Series 5A, Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35 .......... 250 284,745
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.05%), 3.17%,
07/24/32
(a)(b)
..................... USD 900 900,018
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR USD 3
Month + 1.22%), 1.38%, 10/24/34 .... 280 280,000
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.91%, 10/24/34 .... 280 280,000
Series 2020-2A, Class DR, (LIBOR USD 3
Month + 3.35%), 3.51%, 10/24/34 .... 280 280,000
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (LIBOR USD 3 Month + 3.35%), 3.47%,
10/15/34
(a)(b)
..................... 250 250,000
Wind River CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.17%,
07/15/28
(a)(b)
..................... 464 464,287
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 1.80%,
04/20/33
(a)(b)
..................... 2,030 2,035,075
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.28%,
01/22/31
(a)(b)
..................... 1,250 1,249,997
York CLO-3 Ltd.
(a)(b)
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/20/29 .... 520 520,053
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/20/29 .... 930 929,996
York CLO-4 Ltd., Series 2016-2A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 1.22%,
04/20/32
(a)(b)
..................... 1,050 1,048,451
Total Asset-Backed Securities — 9.1%
(Cost: $386,813,492) .............................. 385,449,116
Corporate Bonds — 32.1%
Aerospace & Defense — 1.4%
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 2,647 2,825,297
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 218 227,129
Embraer Overseas Ltd., 5.70%, 09/16/23
(d)
.. 308 321,918
General Dynamics Corp., 3.63%, 04/01/30 .. 3,884 4,314,173
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28
(b)
................. 436 426,825
4.20%, 05/01/30 .................. 2,110 2,350,132
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 6,690 7,508,953
1.80%, 01/15/31 .................. 6,312 6,024,341
Leidos, Inc.
4.38%, 05/15/30 .................. 3,778 4,209,145
2.30%, 02/15/31 .................. 3,171 3,052,976
Lockheed Martin Corp.
3.60%, 03/01/35 .................. 3,540 3,956,792
3.80%, 03/01/45 .................. 844 964,784
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 5,213 5,579,045
4.03%, 10/15/47 .................. 1,192 1,405,625
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.25%, 05/01/50 .................. USD 512 $ 717,127
Raytheon Technologies Corp.
3.15%, 12/15/24 .................. 920 965,658
7.20%, 08/15/27 .................. 630 786,288
7.00%, 11/01/28 .................. 2,010 2,560,991
4.13%, 11/16/28 .................. 2,680 2,997,694
2.15%, 05/18/30 .................. EUR 938 1,172,669
4.20%, 12/15/44 .................. USD 515 583,097
2.82%, 09/01/51 .................. 2,600 2,510,365
3.03%, 03/15/52 .................. 1,708 1,716,212
Textron, Inc.
3.90%, 09/17/29 .................. 2,448 2,687,764
2.45%, 03/15/31 .................. 799 785,171
60,650,171
Air Freight & Logistics — 0.2%
FedEx Corp.
4.25%, 05/15/30 .................. 2,440 2,774,546
2.40%, 05/15/31 .................. 4,724 4,733,456
7,508,002
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 . 7 6,840
Series 2017-1, Class AA, 3.30%, 01/15/30 430 436,850
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 . 1,614 1,590,865
Series 2016-1, Class B, 5.25%, 01/15/24 . 1,085 1,073,641
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
594 580,307
Series 2017-1, Class B, 4.95%, 02/15/25 . 533 530,649
Series 2015-2, Class AA, 3.60%, 09/22/27 311 320,944
Series 2016-1, Class AA, 3.58%, 01/15/28 2,324 2,359,530
Series 2019-1, Class B, 3.85%, 02/15/28 . 1,056 1,008,537
Series 2016-2, Class AA, 3.20%, 06/15/28 433 434,914
Series 2016-3, Class AA, 3.00%, 10/15/28 901 894,843
Series 2017-1, Class AA, 3.65%, 02/15/29 354 369,274
Series 2017-2, Class AA, 3.35%, 10/15/29 656 666,966
Series 2019-1, Class AA, 3.15%, 02/15/32 1,043 1,052,885
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 2,311 2,389,358
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22 . 14 14,554
Series 2014-2, Class B, 4.63%, 09/03/22 . 121 123,076
Series 2016-2, Class B, 3.65%, 10/07/25 . 82 81,239
Series 2020-1, Class B, 4.88%, 01/15/26 . 754 785,324
Series 2020-1, Class A, 5.88%, 10/15/27 . 2,656 2,908,984
Series 2015-1, Class AA, 3.45%, 12/01/27 885 927,042
Series 2019-2, Class B, 3.50%, 05/01/28 . 997 987,138
Series 2016-1, Class AA, 3.10%, 07/07/28 52 53,348
Series 2016-2, Class AA, 2.88%, 10/07/28 445 452,839
Series 2018-1, Class AA, 3.50%, 03/01/30 550 572,523
Series 2019-1, Class AA, 4.15%, 08/25/31 629 687,593
Series 2019-2, Class AA, 2.70%, 05/01/32 828 820,759
22,130,822
Auto Components — 0.0%
(d)
Metalsa S A P I De Cv, 3.75%, 05/04/31 .... 361 348,207
Nemak SAB de CV, 3.63%, 06/28/31 ...... 361 350,463
698,670
Automobiles — 0.2%
General Motors Co., 4.00%, 04/01/25 ..... 698 746,548
Hyundai Capital America
(b)
3.95%, 02/01/22 .................. 290 290,685
2.38%, 02/10/23 .................. 586 594,112
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 4,668 5,220,505
6,851,850

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks — 4.5%
Banco Santander SA
2.71%, 06/27/24 .................. USD 2,400 $ 2,484,907
1.85%, 03/25/26 .................. 1,400 1,393,579
3.31%, 06/27/29 .................. 2,200 2,325,193
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23 ..................... 843 860,424
(SOFR + 0.74%), 0.81%, 10/24/24 ...... 1,155 1,147,300
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 ..................... 9,812 10,077,546
(SOFR + 1.15%), 1.32%, 06/19/26 ...... 2,551 2,523,906
(SOFR + 1.01%), 1.20%, 10/24/26 ...... 2,360 2,312,900
Series N, (SOFR + 0.91%), 1.66%, 03/11/27 6,696 6,648,982
(SOFR + 0.96%), 1.73%, 07/22/27 ...... 3,661 3,634,338
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28 ..................... 5,226 5,659,109
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28 ..................... 711 771,600
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28 ..................... 6,747 7,261,656
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29 ..................... 1,422 1,555,990
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29 ..................... 2,018 2,249,952
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30 ..................... 2,712 2,987,362
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30 ..................... 2,865 3,021,397
(SOFR + 1.37%), 1.92%, 10/24/31 ...... 3,462 3,314,716
Series N, (SOFR + 1.22%), 2.65%, 03/11/32 1,614 1,634,737
(SOFR + 1.22%), 2.30%, 07/21/32 ...... 2,600 2,556,338
(SOFR + 1.21%), 2.57%, 10/20/32 ...... 762 765,661
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40 ..................... 756 868,523
(SOFR + 1.93%), 2.68%, 06/19/41 ...... 3,885 3,739,579
Barclays plc
(a)
(LIBOR USD 3 Month + 1.90%), 4.97%,
05/16/29 ..................... 4,631 5,282,211
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42 ................ 847 902,984
Citigroup, Inc.
(a)
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... 1,509 1,627,519
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 10,814 11,229,854
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 1,174,134
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 1,325 1,324,694
5.38%, 01/12/24
(b)
................. 3,127 3,366,086
5.38%, 01/12/24
(d)
................. 514 553,299
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
.............. 1,818 1,791,078
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%),
1.55%, 09/10/27
(a)(b)
.............. 434 424,026
Discover Bank, 3.45%, 07/27/26 ......... 398 420,997
Grupo Aval Ltd.
4.75%, 09/26/22
(d)
................. 232 235,813
4.38%, 02/04/30
(b)
................. 1,896 1,816,368
HSBC Holdings plc
(a)
(SOFR + 1.10%), 2.25%, 11/22/27 ...... 2,125 2,129,426
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 1,592 1,783,430
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 ..................... USD 1,702 $ 1,846,241
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(f)
...................... 2,176 2,176,000
(SOFR + 1.19%), 2.80%, 05/24/32 ...... 2,116 2,122,565
ING Groep NV, 4.63%, 01/06/26
(b)
........ 2,897 3,219,057
JPMorgan Chase & Co.
(a)
(SOFR + 1.59%), 2.00%, 03/13/26 ...... 16,827 17,025,443
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27 ..................... 4,777 5,161,484
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 ..................... 7,853 8,501,131
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28 ..................... 2,434 2,643,406
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29 ..................... 2,412 2,737,365
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48 ..................... 1,886 2,305,579
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48 ..................... 1,589 1,875,710
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49 ..................... 426 493,517
KeyCorp, 2.55%, 10/01/29 ............ 22 22,525
Lloyds Banking Group plc
3.75%, 01/11/27 .................. 498 538,899
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 640 630,051
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22 .................. 1,276 1,280,538
3.46%, 03/02/23 .................. 2,589 2,665,583
2.19%, 02/25/25 .................. 7,052 7,191,620
Mizuho Financial Group, Inc.
(a)
(SOFR + 1.24%), 2.84%, 07/16/25 ...... 542 561,081
(SOFR + 1.77%), 2.20%, 07/10/31 ...... 2,147 2,099,088
(SOFR + 1.53%), 1.98%, 09/08/31 ...... 3,438 3,307,557
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(f)
........... 1,238 1,221,364
Santander UK Group Holdings plc
(a)
(SOFR + 0.79%), 1.09%, 03/15/25 ...... 2,441 2,418,662
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26 ................ 2,853 2,806,358
Sumitomo Mitsui Financial Group, Inc., 2.35%,
01/15/25 ...................... 3,382 3,465,381
US Bancorp, 3.00%, 07/30/29 .......... 1,028 1,085,693
Wells Fargo & Co.
(a)
(SOFR + 1.43%), 2.88%, 10/30/30 ...... 2,002 2,081,256
(SOFR + 4.03%), 4.48%, 04/04/31 ...... 1,101 1,279,051
(SOFR + 2.53%), 3.07%, 04/30/41 ...... 3,117 3,196,561
189,816,380
Beverages — 0.5%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 5,100 6,154,731
4.90%, 02/01/46 .................. 486 614,272
Anheuser-Busch InBev Finance, Inc., 4.00%,
01/17/43 ...................... 960 1,068,074
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 .................. 417 463,829
4.75%, 01/23/29 .................. 9,035 10,516,159
4.60%, 04/15/48 .................. 1,834 2,242,688
21,059,753

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Biotechnology — 0.6%
AbbVie, Inc.
2.60%, 11/21/24 .................. USD 1,252 $ 1,299,116
3.80%, 03/15/25 .................. 7,462 7,943,125
2.95%, 11/21/26 .................. 904 952,696
4.50%, 05/14/35 .................. 1,736 2,076,642
4.30%, 05/14/36 .................. 435 512,787
4.85%, 06/15/44 .................. 4 5,013
4.70%, 05/14/45 .................. 1,910 2,369,603
4.88%, 11/14/48 .................. 588 759,810
Amgen, Inc.
2.45%, 02/21/30 .................. 64 65,137
4.40%, 05/01/45 .................. 3,652 4,357,804
Biogen, Inc.
2.25%, 05/01/30 .................. 2,536 2,496,918
3.25%, 02/15/51
(b)
................. 814 798,730
Gilead Sciences, Inc.
2.60%, 10/01/40 .................. 447 430,623
4.15%, 03/01/47 .................. 1,872 2,204,028
2.80%, 10/01/50 .................. 1,048 1,015,978
27,288,010
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 5,469 5,600,150
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 10 13,194
Owens Corning, 3.95%, 08/15/29 ........ 318 348,391
5,961,735
Capital Markets — 2.8%
Credit Suisse AG
3.63%, 09/09/24 .................. 2,137 2,265,973
1.25%, 08/07/26 .................. 3,804 3,708,265
Credit Suisse Group AG
(b)
3.57%, 01/09/23 .................. 624 624,176
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)
.................... 1,753 1,823,946
(SOFR + 1.73%), 3.09%, 05/14/32
(a)
.... 928 944,288
Deutsche Bank AG
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 4,899 4,868,591
1.69%, 03/19/26 .................. 4,744 4,720,629
E*TRADE Financial Corp., 4.50%, 06/20/28 .. 981 1,103,717
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/24 .................. 439 465,458
3.50%, 01/23/25 .................. 7,756 8,176,685
3.50%, 04/01/25 .................. 18,221 19,267,503
3.75%, 05/22/25 .................. 1,630 1,739,550
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 4,963 4,865,755
(LIBOR USD 3 Month + 1.17%), 1.33%,
05/15/26
(a)
.................... 871 888,324
3.50%, 11/16/26 .................. 640 682,047
3.85%, 01/26/27 .................. 2,778 2,985,717
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 4,289 4,201,609
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 714 768,867
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
.... 340 342,127
Huarong Finance 2019 Co. Ltd., 4.50%,
05/29/29
(d)
..................... 300 306,000
Intercontinental Exchange, Inc.
3.75%, 09/21/28 .................. 973 1,074,356
2.10%, 06/15/30 .................. 964 955,249
1.85%, 09/15/32 .................. 666 637,486
Moody's Corp.
3.25%, 01/15/28 .................. 1,335 1,431,156
3.10%, 11/29/61 .................. 799 792,091
Morgan Stanley
3.63%, 01/20/27 .................. 1,380 1,496,139
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... USD 4,792 $ 4,744,761
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 2,179 2,144,658
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 7,304 7,874,383
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 4,156 4,522,457
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 9,362 10,668,540
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 6,286 6,431,109
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
.... 22 21,976
Nomura Holdings, Inc., 2.61%, 07/14/31 .... 2,431 2,398,958
Northern Trust Corp., 3.15%, 05/03/29 ..... 628 676,012
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(f)
.......................... 570 563,046
UBS Group AG
(a)(b)
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23 ..................... 703 711,428
(USD Swap Semi 5 Year + 4.34%), 7.00%
(f)
4,115 4,436,999
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27 ................ 1,215 1,185,268
117,515,299
Chemicals — 0.3%
Braskem Netherlands Finance BV, 4.50%,
01/31/30
(b)
..................... 359 381,796
Dow Chemical Co. (The), 1.13%, 03/15/32 .. EUR 1,156 1,314,184
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 3,602 3,980,039
Ecolab, Inc., 2.75%, 08/18/55 .......... 2,365 2,320,991
Equate Petrochemical BV
4.25%, 11/03/26
(d)
................. 202 219,397
2.63%, 04/28/28
(b)
................. 545 546,363
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 1,579 1,824,983
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)
.. 700 763,350
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 2,238 2,231,781
Westlake Chemical Corp., 3.38%, 08/15/61 .. 1,049 1,000,652
14,583,536
Commercial Services & Supplies — 0.3%
RELX Capital, Inc.
3.50%, 03/16/23 .................. 595 612,468
4.00%, 03/18/29 .................. 2,571 2,851,575
3.00%, 05/22/30 .................. 3,694 3,872,633
Republic Services, Inc.
3.38%, 11/15/27 .................. 513 549,740
3.95%, 05/15/28 .................. 9 9,968
2.38%, 03/15/33 .................. 530 527,501
Waste Management, Inc., 1.15%, 03/15/28 .. 3,421 3,264,819
11,688,704
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 .... 445 420,333
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 5,164 5,899,909
2.75%, 05/24/31 .................. 3,881 3,887,989
5.50%, 09/01/44 .................. 1,349 1,755,948
11,964,179
Construction & Engineering — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47
(d)
. 2,089 2,085,475
Consumer Finance — 0.7%
AerCap Ireland Capital DAC
3.50%, 01/15/25 .................. 299 312,119
4.45%, 10/01/25 .................. 473 509,083
4.45%, 04/03/26 .................. 1,150 1,249,156

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Capital One Financial Corp., 3.90%, 01/29/24 USD 2,642 $ 2,780,250
Discover Financial Services, 4.50%, 01/30/26 424 464,322
General Motors Financial Co., Inc.
3.55%, 07/08/22 .................. 5,097 5,171,030
3.70%, 05/09/23 .................. 2,616 2,693,990
1.70%, 08/18/23 .................. 3,621 3,655,423
5.10%, 01/17/24 .................. 2,023 2,169,144
1.20%, 10/15/24 .................. 1,079 1,071,065
4.00%, 01/15/25 .................. 2,900 3,080,708
2.75%, 06/20/25 .................. 2,538 2,618,903
1.25%, 01/08/26 .................. 1,022 999,964
2.40%, 10/15/28 .................. 1,306 1,302,360
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 1,650 1,670,934
Synchrony Financial
4.50%, 07/23/25 .................. 64 69,149
3.70%, 08/04/26 .................. 874 928,154
30,745,754
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 ... 807 1,114,841
Diversified Financial Services — 0.2%
Blackstone Private Credit Fund, 3.25%,
03/15/27
(b)
..................... 2,202 2,224,744
ORIX Corp., 2.90%, 07/18/22 .......... 941 951,847
Shell International Finance BV, 2.38%, 11/07/29 5,611 5,730,953
8,907,544
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
0.00%, 11/27/22
(b)(g)
................ 8,000 7,947,050
3.90%, 03/11/24 .................. 440 462,551
2.30%, 06/01/27 .................. 475 483,243
1.65%, 02/01/28 .................. 4,283 4,192,313
2.25%, 02/01/32 .................. 1,594 1,540,316
2.55%, 12/01/33 .................. 967 945,767
4.50%, 05/15/35 .................. 1,480 1,709,692
3.15%, 09/04/36 .................. EUR 385 520,594
2.60%, 05/19/38 .................. 1,050 1,339,048
6.38%, 03/01/41 .................. USD 1,791 2,531,132
5.15%, 03/15/42 .................. 414 518,355
3.10%, 02/01/43 .................. 870 845,762
5.15%, 02/15/50 .................. 1,302 1,663,362
3.50%, 09/15/53 .................. 1,975 1,992,568
3.55%, 09/15/55 .................. 3,019 3,029,955
3.65%, 09/15/59 .................. 3,643 3,679,026
3.50%, 02/01/61 .................. 1,150 1,130,803
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 2,606 2,791,816
Verizon Communications, Inc.
2.10%, 03/22/28 .................. 5,736 5,746,925
4.33%, 09/21/28 .................. 5,813 6,603,307
4.02%, 12/03/29 .................. 875 980,964
3.15%, 03/22/30 .................. 1,100 1,163,746
1.50%, 09/18/30 .................. 5,726 5,371,671
1.68%, 10/30/30 .................. 5,415 5,144,960
1.75%, 01/20/31 .................. 2,364 2,237,419
2.55%, 03/21/31 .................. 497 501,430
4.50%, 08/10/33 .................. 965 1,134,504
2.65%, 11/20/40 .................. 1,777 1,688,536
3.40%, 03/22/41 .................. 405 424,012
2.85%, 09/03/41 .................. 3,268 3,223,980
2.88%, 11/20/50 .................. 2,543 2,413,019
3.00%, 11/20/60 .................. 528 498,934
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.70%, 03/22/61 .................. USD 1,459 $ 1,581,873
76,038,633
Electric Utilities — 3.0%
AEP Texas, Inc.
3.95%, 06/01/28 .................. 2,458 2,691,527
Series H, 3.45%, 01/15/50 ........... 520 528,927
3.45%, 05/15/51 .................. 1,095 1,102,961
AEP Transmission Co. LLC
3.80%, 06/15/49 .................. 618 697,571
3.15%, 09/15/49 .................. 1,683 1,713,382
Series M, 3.65%, 04/01/50 ........... 1,678 1,852,343
Alabama Power Co.
Series A, 4.30%, 07/15/48 ........... 1,271 1,536,316
3.45%, 10/01/49 .................. 527 558,388
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
..................... 1,292 1,304,001
Atlantic City Electric Co., 4.00%, 10/15/28 ... 415 463,438
Baltimore Gas & Electric Co.
3.50%, 08/15/46 .................. 1,218 1,314,832
3.75%, 08/15/47 .................. 557 628,424
4.25%, 09/15/48 .................. 831 1,011,701
3.20%, 09/15/49 .................. 1,036 1,081,815
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 .......... 1,709 1,734,906
3.95%, 03/01/48 .................. 448 533,933
Series AD, 2.90%, 07/01/50 .......... 620 624,642
Series AF, 3.35%, 04/01/51 .......... 1,003 1,102,386
Commonwealth Edison Co., Series 130, 3.13%,
03/15/51 ...................... 1,247 1,292,770
DTE Electric Co.
4.30%, 07/01/44 .................. 2 2,414
Series A, 4.05%, 05/15/48 ........... 1,505 1,790,092
3.95%, 03/01/49 .................. 1,541 1,820,986
Duke Energy Carolinas LLC
3.95%, 11/15/28 .................. 1,410 1,573,631
3.88%, 03/15/46 .................. 942 1,060,817
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 11,482 11,798,912
3.00%, 12/15/51 .................. 49 49,381
Duke Energy Progress LLC
3.70%, 09/01/28 .................. 605 662,775
3.45%, 03/15/29 .................. 4,704 5,076,142
Edison International
2.40%, 09/15/22 .................. 38 38,365
3.13%, 11/15/22 .................. 8 8,125
4.95%, 04/15/25 .................. 1,105 1,201,756
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 720 756,031
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 1,581 1,880,457
Exelon Corp.
5.10%, 06/15/45 .................. 312 401,333
4.70%, 04/15/50 .................. 512 642,734
FEL Energy VI SARL, 5.75%, 12/01/40
(d)
.... 599 593,831
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(c)
.......... 1,839 1,980,670
2.65%, 03/01/30 .................. 2,240 2,212,000
Series B, 2.25%, 09/01/30 ........... 1,970 1,896,499
Series C, 3.40%, 03/01/50 ........... 411 402,780
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 5,908 6,281,157
5.45%, 07/15/44 .................. 267 336,939
4.55%, 04/01/49 .................. 3,044 3,474,926
Florida Power & Light Co.
4.05%, 10/01/44 .................. 467 553,259
3.95%, 03/01/48 .................. 1,353 1,604,515
4.13%, 06/01/48 .................. 403 494,887

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.15%, 10/01/49 .................. USD 3,597 $ 3,818,729
2.88%, 12/04/51 .................. 610 618,631
MidAmerican Energy Co.
3.10%, 05/01/27 .................. 90 95,547
3.65%, 04/15/29 .................. 4,992 5,500,942
3.65%, 08/01/48 .................. 180 202,313
4.25%, 07/15/49 .................. 910 1,122,850
3.15%, 04/15/50 .................. 1,371 1,434,977
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 317 348,179
Northern States Power Co.
4.00%, 08/15/45 .................. 669 787,215
2.90%, 03/01/50 .................. 1,200 1,211,487
3.20%, 04/01/52 .................. 540 572,128
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 3,615 3,581,956
4.45%, 06/15/29 .................. 1,496 1,627,391
NSTAR Electric Co., 3.95%, 04/01/30 ..... 425 477,392
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 623 585,779
4.00%, 06/01/49 .................. 983 1,129,230
Series R, 2.90%, 10/01/51 ........... 1,172 1,130,181
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 .................. 3,698 4,069,938
3.80%, 09/30/47 .................. 565 654,251
3.80%, 06/01/49 .................. 968 1,119,150
5.35%, 10/01/52 .................. 384 558,461
Pacific Gas & Electric Co.
2.50%, 02/01/31 .................. 145 138,121
3.25%, 06/01/31 .................. 1,158 1,161,825
4.95%, 07/01/50 .................. 1,357 1,477,850
PECO Energy Co., 3.05%, 03/15/51 ...... 1,924 1,962,290
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 2,089 2,292,658
3.20%, 05/15/29 .................. 472 507,098
3.00%, 03/01/51 .................. 545 560,190
Southern California Edison Co.
1.85%, 02/01/22 .................. 155 154,761
Series 20C, 1.20%, 02/01/26 ......... 730 715,014
2.25%, 06/01/30 .................. 5,033 4,966,737
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 2,123 2,213,935
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 835 915,003
Tampa Electric Co.
4.45%, 06/15/49 .................. 892 1,120,937
3.45%, 03/15/51 .................. 508 554,665
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 3,808 4,032,664
Virginia Electric & Power Co., 4.00%, 01/15/43 1,160 1,332,943
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
3,137 3,354,670
128,477,765
Entertainment — 0.2%
Activision Blizzard, Inc., 1.35%, 09/15/30 ... 2,133 1,967,429
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 2,914 2,792,917
Walt Disney Co. (The)
2.75%, 09/01/49 .................. 2,429 2,350,169
4.70%, 03/23/50 .................. 1,140 1,503,984
8,614,499
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.
2.40%, 03/15/25 .................. 2,350 2,413,014
1.30%, 09/15/25 .................. 916 902,037
3.95%, 03/15/29 .................. 885 964,936
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.80%, 08/15/29 .................. USD 5,742 $ 6,246,761
2.30%, 09/15/31 .................. 1,240 1,204,321
Boston Properties LP, 3.13%, 09/01/23 ..... 616 633,643
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 463 479,116
Crown Castle International Corp.
1.35%, 07/15/25 .................. 1,864 1,838,769
3.10%, 11/15/29 .................. 4,449 4,645,270
3.30%, 07/01/30 .................. 1,993 2,102,228
2.25%, 01/15/31 .................. 2,420 2,357,684
2.50%, 07/15/31 .................. 1,760 1,746,943
Digital Dutch Finco BV
(d)
1.50%, 03/15/30 .................. EUR 1,950 2,301,121
1.00%, 01/15/32 .................. 1,070 1,180,611
Duke Realty LP, 1.75%, 02/01/31 ........ USD 3,245 3,070,435
Equinix, Inc.
1.25%, 07/15/25 .................. 601 590,264
1.00%, 09/15/25 .................. 2,149 2,084,528
2.15%, 07/15/30 .................. 2,427 2,359,267
2.50%, 05/15/31 .................. 1,201 1,200,166
GLP Capital LP
5.25%, 06/01/25 .................. 2,013 2,204,742
4.00%, 01/15/30 .................. 4,627 4,895,578
4.00%, 01/15/31 .................. 2,571 2,743,231
3.25%, 01/15/32 .................. 645 648,477
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 684 676,548
National Retail Properties, Inc.
2.50%, 04/15/30 .................. 1,554 1,575,073
3.50%, 04/15/51 .................. 1,224 1,257,913
3.00%, 04/15/52 .................. 474 447,972
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 1,560 1,666,715
Realty Income Corp., 3.25%, 01/15/31 ..... USD 1,331 1,431,174
Service Properties Trust, 4.35%, 10/01/24 ... 990 970,205
56,838,742
Gas Utilities — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 684 813,126
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 5,245 4,967,684
ONE Gas, Inc., 2.00%, 05/15/30 ......... 480 466,821
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ...................... 1,045 1,044,648
Promigas SA ESP
3.75%, 10/16/29
(b)
................. 959 943,296
3.75%, 10/16/29
(d)
................. 936 920,673
9,156,248
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 1.92%, 02/01/27
(b)
. 560 562,053
Boston Scientific Corp., 2.65%, 06/01/30 ... 1,287 1,311,981
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 800 957,855
Medtronic Global Holdings SCA
1.50%, 07/02/39 .................. 785 919,045
1.38%, 10/15/40 .................. 528 598,351
1.75%, 07/02/49 .................. 800 932,133
5,281,418
Health Care Providers & Services — 1.3%
Aetna, Inc.
6.63%, 06/15/36 .................. USD 344 487,642
4.50%, 05/15/42 .................. 745 880,373
4.75%, 03/15/44 .................. 5 6,107
Anthem, Inc.
3.65%, 12/01/27 .................. 774 849,124
4.10%, 03/01/28 .................. 2,049 2,271,849
3.60%, 03/15/51 .................. 726 805,827

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Centene Corp.
2.45%, 07/15/28 .................. USD 1,254 $ 1,235,190
3.00%, 10/15/30 .................. 3,317 3,371,764
Cigna Corp.
3.40%, 03/01/27 .................. 2,935 3,152,125
4.38%, 10/15/28 .................. 645 733,043
CVS Health Corp.
3.25%, 08/15/29 .................. 6,740 7,186,155
3.75%, 04/01/30 .................. 6,477 7,101,076
5.13%, 07/20/45 .................. 2,128 2,766,111
HCA, Inc.
4.75%, 05/01/23 .................. 4,793 5,020,048
5.00%, 03/15/24 .................. 429 461,294
5.25%, 04/15/25 .................. 3,462 3,829,677
5.25%, 06/15/26 .................. 3,142 3,533,412
2.38%, 07/15/31 .................. 5,518 5,432,226
5.25%, 06/15/49 .................. 580 744,906
Humana, Inc.
4.50%, 04/01/25 .................. 491 535,105
4.88%, 04/01/30 .................. 824 965,568
UnitedHealth Group, Inc.
3.38%, 04/15/27 .................. 80 86,677
6.88%, 02/15/38 .................. 333 510,537
4.63%, 11/15/41 .................. 1,829 2,297,195
4.20%, 01/15/47 .................. 953 1,156,784
3.70%, 08/15/49 .................. 596 685,819
2.90%, 05/15/50 .................. 914 931,043
57,036,677
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc., 3.25%, 02/15/30 ..... 584 595,972
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 424 422,703
McDonald's Corp.
2.63%, 09/01/29 .................. 9 9,284
2.13%, 03/01/30 .................. 871 866,982
3.60%, 07/01/30 .................. 1,565 1,729,417
4.45%, 03/01/47 .................. 918 1,119,682
4.45%, 09/01/48 .................. 990 1,218,964
4.20%, 04/01/50 .................. 15 18,154
Starbucks Corp.
2.25%, 03/12/30 .................. 2,010 1,995,860
2.55%, 11/15/30 .................. 808 824,039
8,801,057
Household Durables — 0.0%
PulteGroup, Inc., 5.50%, 03/01/26 ........ 866 984,659
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 2,683 3,201,786
Roper Technologies, Inc., 2.95%, 09/15/29 .. 741 766,410
3,968,196
Insurance — 0.3%
American International Group, Inc.
4.50%, 07/16/44 .................. 750 923,662
4.75%, 04/01/48 .................. 1,021 1,300,438
Aon Corp.
4.50%, 12/15/28 .................. 1,371 1,560,300
3.75%, 05/02/29 .................. 938 1,028,244
2.80%, 05/15/30 .................. 3,868 3,986,276
Hartford Financial Services Group, Inc. (The),
5.95%, 10/15/36 ................. 721 966,820
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26 .................. EUR 1,005 1,192,473
1.98%, 03/21/30 .................. 1,422 1,766,760
Security
Par (000)
Par (000) Value
Insurance (continued)
2.25%, 11/15/30 .................. USD 1,547 $ 1,543,755
14,268,728
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.50%, 06/03/50 ...... 3,794 3,612,408
eBay, Inc., 1.40%, 05/10/26 ........... 1,815 1,787,117
5,399,525
IT Services — 0.6%
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................. EUR 2,550 2,951,710
Fiserv, Inc.
4.20%, 10/01/28 .................. USD 2,957 3,314,871
3.50%, 07/01/29 .................. 5,311 5,711,664
Global Payments, Inc.
1.20%, 03/01/26 .................. 5,280 5,125,097
4.80%, 04/01/26 .................. 3,096 3,437,063
2.15%, 01/15/27 .................. 327 328,301
3.20%, 08/15/29 .................. 2,895 3,015,315
International Business Machines Corp.
1.95%, 05/15/30 .................. 1,972 1,927,819
4.25%, 05/15/49 .................. 1,483 1,798,671
27,610,511
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 09/22/26 .................. 2,061 2,172,543
2.75%, 09/15/29 .................. 820 846,508
2.10%, 06/04/30 .................. 245 239,843
2.30%, 03/12/31 .................. 585 579,285
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 .................. 719 727,343
1.88%, 10/01/49 .................. EUR 1,600 1,863,227
6,428,749
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 4,790 5,055,628
Otis Worldwide Corp., 2.57%, 02/15/30 .... 1,407 1,427,226
6,482,854
Media — 1.1%
Charter Communications Operating LLC
2.25%, 01/15/29 .................. 133 129,768
6.48%, 10/23/45 .................. 5,099 6,963,129
5.38%, 05/01/47 .................. 3,700 4,416,341
5.75%, 04/01/48 .................. 335 417,765
3.85%, 04/01/61 .................. 1,390 1,310,783
4.40%, 12/01/61 .................. 805 832,778
3.95%, 06/30/62 .................. 440 423,887
Comcast Corp.
3.15%, 02/15/28 .................. 1,876 2,013,651
4.15%, 10/15/28 .................. 779 884,345
2.65%, 02/01/30 .................. 5,485 5,688,468
4.25%, 10/15/30 .................. 2,404 2,774,387
1.95%, 01/15/31 .................. 1,147 1,123,819
3.25%, 11/01/39 .................. 947 999,124
3.40%, 07/15/46 .................. 1,090 1,154,484
3.97%, 11/01/47 .................. 814 937,197
2.45%, 08/15/52 .................. 3,087 2,764,064
2.94%, 11/01/56
(b)
................. 1,161 1,105,891
Cox Communications, Inc.
(b)
3.15%, 08/15/24 .................. 2,304 2,401,113
3.60%, 06/15/51 .................. 977 1,023,151
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 2,645 3,158,960
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... USD 958 1,112,447
Omnicom Group, Inc., 2.45%, 04/30/30 .... 611 610,328

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Time Warner Cable LLC
6.55%, 05/01/37 .................. USD 674 $ 881,775
5.88%, 11/15/40 .................. 994 1,240,425
ViacomCBS, Inc.
4.38%, 03/15/43 .................. 679 772,485
5.85%, 09/01/43 .................. 1,120 1,508,650
46,649,215
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
5.63%, 04/01/30 .................. 1,911 2,259,566
2.88%, 03/17/31 .................. 490 487,642
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 234 234,889
Glencore Funding LLC
(b)
1.63%, 04/27/26 .................. 2,945 2,889,357
2.50%, 09/01/30 .................. 3,349 3,243,249
2.85%, 04/27/31 .................. 3,782 3,738,424
Newmont Corp., 2.25%, 10/01/30 ........ 1,212 1,194,935
Nucor Corp., 3.95%, 05/01/28 .......... 933 1,028,832
15,076,894
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 .................. 430 474,005
3.25%, 03/15/50 .................. 1,389 1,476,484
Consumers Energy Co.
3.80%, 11/15/28 .................. 81 90,078
4.05%, 05/15/48 .................. 625 745,460
3.75%, 02/15/50 .................. 1,096 1,255,917
3.10%, 08/15/50 .................. 734 764,260
3.50%, 08/01/51 .................. 1,199 1,342,887
6,149,091
Oil, Gas & Consumable Fuels — 2.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 9 10,079
BP Capital Markets America, Inc.
3.79%, 02/06/24 .................. 1,163 1,224,267
3.19%, 04/06/25 .................. 640 674,980
3.00%, 03/17/52 .................. 1,650 1,614,633
Cameron LNG LLC
(b)
3.30%, 01/15/35 .................. 3,606 3,763,943
3.40%, 01/15/38 .................. 717 739,423
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 126 126,307
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 .................. 3,499 3,870,679
5.88%, 03/31/25 .................. 778 862,256
5.13%, 06/30/27 .................. 8,198 9,249,948
Chevron USA, Inc., 2.34%, 08/12/50 ...... 581 536,000
Devon Energy Corp.
5.88%, 06/15/28 .................. 84 90,979
4.50%, 01/15/30 .................. 423 454,131
4.75%, 05/15/42 .................. 701 811,639
5.00%, 06/15/45 .................. 694 838,853
Diamondback Energy, Inc.
2.88%, 12/01/24 .................. 3,898 4,043,839
3.25%, 12/01/26 .................. 786 828,935
3.50%, 12/01/29 .................. 2,707 2,870,522
3.13%, 03/24/31 .................. 5,508 5,676,819
4.40%, 03/24/51 .................. 828 949,062
Energy Transfer LP
2.90%, 05/15/25 .................. 1,622 1,675,582
5.95%, 12/01/25 .................. 1,740 1,982,514
4.20%, 04/15/27 .................. 3,659 3,970,249
6.63%, 10/15/36 .................. 396 501,554
7.50%, 07/01/38 .................. 16 22,052
6.50%, 02/01/42 .................. 685 882,508
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.10%, 02/15/42 .................. USD 541 $ 659,954
5.15%, 02/01/43 .................. 537 592,161
5.00%, 05/15/50 .................. 1,875 2,157,559
Enterprise Products Operating LLC
3.13%, 07/31/29 .................. 4,589 4,873,067
3.30%, 02/15/53 .................. 534 531,111
Galaxy Pipeline Assets Bidco Ltd.
(b)
2.16%, 03/31/34 .................. 910 891,800
2.94%, 09/30/40 .................. 995 990,025
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 290 301,020
Marathon Petroleum Corp., 5.00%, 09/15/54 . 1,003 1,188,474
MPLX LP
4.88%, 12/01/24 .................. 1,524 1,654,143
1.75%, 03/01/26 .................. 888 879,066
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 .................. 2,939 3,270,096
3.25%, 07/15/31 .................. 2,540 2,580,091
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 5,629 6,116,110
Ovintiv Exploration, Inc., 5.63%, 07/01/24 ... 1,685 1,854,816
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(c)
................. 1,205 1,260,310
5.75%, 05/15/24 .................. 6,544 7,116,906
5.63%, 03/01/25 .................. 11,757 13,052,900
5.88%, 06/30/26 .................. 2,204 2,528,659
5.00%, 03/15/27 .................. 579 650,319
Santos Finance Ltd., 5.25%, 03/13/29
(d)
.... 600 670,259
Suncor Energy, Inc., 6.50%, 06/15/38 ..... 902 1,233,362
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 3,645 3,893,288
TransCanada PipeLines Ltd., 4.63%, 03/01/34 411 482,506
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 .................. 3,912 4,775,115
4.00%, 03/15/28 .................. 4,054 4,429,723
3.95%, 05/15/50 .................. 466 522,003
117,426,596
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31 ..... 165 255,001
Suzano Austria GmbH
3.75%, 01/15/31 .................. 570 578,479
3.13%, 01/15/32 .................. 790 764,325
1,597,805
Pharmaceuticals — 0.4%
AstraZeneca plc, 1.38%, 08/06/30 ........ 4,048 3,821,559
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 800 997,616
Merck & Co., Inc., 2.75%, 12/10/51 ....... USD 616 609,529
Pfizer, Inc.
2.63%, 04/01/30 .................. 1,246 1,312,739
1.70%, 05/28/30 .................. 3,347 3,278,538
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 1,104 1,084,133
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. 1,379 1,620,001
2.05%, 03/31/30 .................. 1,918 1,878,206
2.00%, 07/09/40 .................. EUR 2,215 2,719,389
17,321,710
Professional Services — 0.1%
Equifax, Inc., 2.35%, 09/15/31 .......... USD 434 428,117
IHS Markit Ltd., 4.75%, 08/01/28 ........ 3,150 3,650,063
4,078,180
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 4.75%, 05/07/24
(d)
232 247,312

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 .................. USD 1,030 $ 1,429,706
4.45%, 03/15/43 .................. 406 499,027
3.30%, 09/15/51 .................. 1,669 1,811,892
2.88%, 06/15/52 .................. 690 690,133
Canadian Pacific Railway Co., 2.05%, 03/05/30 1,017 1,002,359
CSX Corp.
4.30%, 03/01/48 .................. 1,496 1,826,056
4.75%, 11/15/48 .................. 1,081 1,390,879
4.25%, 11/01/66 .................. 408 498,574
Norfolk Southern Corp.
3.65%, 08/01/25 .................. 1,005 1,074,240
2.90%, 06/15/26 .................. 730 770,105
4.45%, 06/15/45 .................. 23 28,208
3.40%, 11/01/49 .................. 842 902,744
3.05%, 05/15/50 .................. 455 463,460
4.05%, 08/15/52 .................. 709 852,114
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 .................. 1,550 1,602,362
2.70%, 11/01/24 .................. 710 731,613
4.00%, 07/15/25 .................. 1,555 1,668,987
1.20%, 11/15/25 .................. 1,773 1,727,410
1.70%, 06/15/26 .................. 736 727,527
Ryder System, Inc.
2.50%, 09/01/24 .................. 549 564,748
4.63%, 06/01/25 .................. 3,096 3,397,184
3.35%, 09/01/25 .................. 999 1,055,466
Union Pacific Corp.
3.25%, 01/15/25 .................. 585 615,066
2.75%, 03/01/26 .................. 1,178 1,234,091
2.95%, 03/10/52 .................. 217 219,563
3.95%, 08/15/59 .................. 39 46,122
3.84%, 03/20/60 .................. 2,355 2,772,654
2.97%, 09/16/62 .................. 1,712 1,692,410
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,276 1,345,244
32,639,944
Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices, Inc., 2.95%, 10/01/51 ..... 450 462,116
Applied Materials, Inc., 2.75%, 06/01/50 .... 984 985,406
Broadcom Corp., 3.88%, 01/15/27 ....... 3,281 3,557,560
Broadcom, Inc.
3.15%, 11/15/25 .................. 1,154 1,208,176
4.11%, 09/15/28 .................. 1,733 1,899,889
4.75%, 04/15/29 .................. 1,414 1,609,558
3.42%, 04/15/33
(b)
................. 8,852 9,279,569
3.47%, 04/15/34
(b)
................. 1,041 1,089,583
Intel Corp.
3.73%, 12/08/47 .................. 2,636 3,002,405
3.20%, 08/12/61 .................. 458 469,021
KLA Corp.
4.10%, 03/15/29 .................. 3,672 4,144,884
3.30%, 03/01/50 .................. 3,091 3,302,619
Lam Research Corp.
3.75%, 03/15/26 .................. 5,152 5,608,210
4.88%, 03/15/49 .................. 1,602 2,174,541
2.88%, 06/15/50 .................. 497 495,209
Micron Technology, Inc., 3.37%, 11/01/41 ... 454 466,199
NVIDIA Corp.
1.55%, 06/15/28 .................. 6,172 6,122,735
3.50%, 04/01/50 .................. 755 860,679
NXP BV
(b)
4.30%, 06/18/29 .................. 6,751 7,556,057
3.40%, 05/01/30 .................. 1,493 1,589,858
2.50%, 05/11/31 .................. 6,611 6,610,868
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
4.80%, 05/20/45 .................. USD 790 $ 1,046,681
4.30%, 05/20/47 .................. 1,913 2,395,431
65,937,254
Software — 1.1%
Autodesk, Inc., 3.50%, 06/15/27 ......... 4,420 4,749,495
Citrix Systems, Inc.
4.50%, 12/01/27 .................. 389 422,269
3.30%, 03/01/30 .................. 1,277 1,295,469
Microsoft Corp.
2.53%, 06/01/50 .................. 3,117 3,039,661
2.92%, 03/17/52 .................. 1,642 1,743,342
Oracle Corp.
3.90%, 05/15/35 .................. 2,544 2,724,732
3.80%, 11/15/37 .................. 2,558 2,670,752
6.13%, 07/08/39 .................. 387 512,944
3.60%, 04/01/40 .................. 7,525 7,546,481
3.65%, 03/25/41 .................. 2,072 2,095,068
4.13%, 05/15/45 .................. 5,375 5,670,294
4.00%, 07/15/46 .................. 1,339 1,389,778
3.60%, 04/01/50 .................. 1,517 1,485,354
4.38%, 05/15/55 .................. 531 581,227
salesforce.com, Inc., 3.05%, 07/15/61 ..... 1,739 1,788,513
ServiceNow, Inc., 1.40%, 09/01/30 ....... 2,891 2,690,957
VMware, Inc.
1.80%, 08/15/28 .................. 1,969 1,916,141
4.70%, 05/15/30 .................. 675 785,604
2.20%, 08/15/31 .................. 1,596 1,567,583
44,675,664
Specialty Retail — 0.3%
Home Depot, Inc. (The)
2.95%, 06/15/29 .................. 610 649,850
2.75%, 09/15/51 .................. 348 345,570
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 635 629,761
Lowe's Cos., Inc.
4.00%, 04/15/25 .................. 4,624 5,000,469
2.50%, 04/15/26 .................. 408 424,697
1.30%, 04/15/28 .................. 1,569 1,503,628
1.70%, 09/15/28 .................. 436 427,220
3.65%, 04/05/29 .................. 1,432 1,569,878
2.80%, 09/15/41 .................. 1,860 1,814,770
12,365,843
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.38%, 02/08/41 .................. 1,020 989,852
3.85%, 05/04/43 .................. 1,243 1,463,728
2.55%, 08/20/60 .................. 3,689 3,464,357
2.80%, 02/08/61 .................. 451 447,812
Dell International LLC
4.90%, 10/01/26 .................. 2,171 2,445,248
8.35%, 07/15/46 .................. 66 109,726
3.45%, 12/15/51
(b)
................. 790 758,482
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(c)
..................... 497 665,666
HP, Inc., 6.00%, 09/15/41 ............. 242 321,609
Seagate HDD Cayman, 4.09%, 06/01/29 ... 252 260,917
Western Digital Corp., 2.85%, 02/01/29 .... 393 396,785
11,324,182
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 3,436 3,507,497
Tobacco — 0.3%
Altria Group, Inc.
3.40%, 05/06/30 .................. 1,187 1,228,112

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.13%, 06/15/31 .................. EUR 2,880 $ 3,639,917
2.45%, 02/04/32 .................. USD 422 400,654
3.40%, 02/04/41 .................. 1,968 1,815,354
BAT Capital Corp.
2.73%, 03/25/31 .................. 1,248 1,211,086
4.76%, 09/06/49 .................. 64 68,720
3.98%, 09/25/50 .................. 937 900,685
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 2,600 2,733,853
Reynolds American, Inc., 5.85%, 08/15/45 ... USD 1,002 1,217,472
13,215,853
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/17/26 ........ 1,432 1,408,296
United Rentals North America, Inc., 3.88%,
11/15/27 ...................... 1,880 1,950,801
3,359,097
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc.
3.88%, 04/15/30 .................. 8,983 9,825,187
2.55%, 02/15/31 .................. 483 480,573
3.40%, 10/15/52
(b)
................. 1,700 1,692,157
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 1,060 1,036,017
Vodafone Group plc, 5.25%, 05/30/48 ..... 2,172 2,829,020
15,862,954
Total Corporate Bonds — 32.1%
(Cost: $1,353,562,251) ............................ 1,367,394,077
Foreign Agency Obligations — 0.4%
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 .................. 353 371,488
6.88%, 04/29/30 .................. 2,126 2,374,742
4.63%, 11/02/31 .................. 540 524,502
5.88%, 05/28/45 .................. 327 312,142
5.88%, 11/02/51 .................. 1,360 1,271,600
Empresas Publicas de Medellin ESP
(b)
4.25%, 07/18/29 .................. 552 522,779
4.38%, 02/15/31 .................. 511 480,276
5,857,529
Mexico — 0.3%
Petroleos Mexicanos
7.19%, 09/12/24 .................. MXN 212 984,856
6.88%, 10/16/25
(d)
................. USD 685 748,362
6.70%, 02/16/32
(b)
................. 8,118 8,178,885
5.50%, 06/27/44 .................. 389 319,418
6.75%, 09/21/47 .................. 571 503,907
7.69%, 01/23/50 .................. 901 864,960
6.95%, 01/28/60 .................. 174 153,555
11,753,943
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................. 400 418,950
Qatar — 0.0%
Qatar Petroleum, 3.13%
,
07/12/41
(b)
....... 577 582,049
Total Foreign Agency Obligations — 0.4%
(Cost: $18,665,068) ............................... 18,612,471
Security
Par (000)
Par (000) Value
Foreign Government Obligations — 1.9%
Austria — 0.0%
Republic of Austria, 2.10%
,
09/20/17
(b)(d)
.... EUR 460 $ 807,006
China — 0.9%
People's Republic of China
2.41%, 06/19/25 .................. CNY 119,720 18,727,027
2.85%, 06/04/27 .................. 86,010 13,632,081
3.01%, 05/13/28 .................. 35,320 5,625,125
37,984,233
Colombia — 0.2%
Republic of Colombia
4.50%, 03/15/29 .................. USD 4,362 4,452,784
3.00%, 01/30/30 .................. 1,901 1,735,613
3.13%, 04/15/31 .................. 733 660,296
3.25%, 04/22/32 .................. 396 356,400
7,205,093
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 2,860 3,102,981
Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30 .................. 298 310,162
3.05%, 03/12/51 .................. 2,624 2,594,480
2,904,642
Mexico — 0.2%
United Mexican States
2.66%, 05/24/31 .................. 4,749 4,628,197
4.50%, 01/31/50 .................. 5,805 6,161,645
10,789,842
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 1,275 1,378,833
4.50%, 04/01/56 .................. 2,439 2,688,692
4,067,525
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 .................. 536 587,691
3.55%, 03/10/51 .................. 2,119 2,204,157
2,791,848
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 .................. 3,147 3,372,105
3.20%, 07/06/46 .................. 2,747 2,795,072
6,167,177
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 1,813 2,030,677
5.10%, 06/18/50 .................. 1,369 1,812,396
3,843,073
Total Foreign Government Obligations — 1.9%
(Cost: $77,275,300) ............................... 79,663,420
Municipal Bonds — 0.8%
California - 0.4%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 1,925 3,369,674
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 980 1,576,354
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 2,505 3,486,954

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
California (continued)
State of California
Series 2018, GO, 4.60%, 04/01/38 ...... USD 4,110 $ 4,720,977
Series 2009, GO, 7.55%, 04/01/39 ...... 1,300 2,169,331
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 425 617,651
15,940,941
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 682 1,046,828
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 4,725 5,433,673
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 230 242,269
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 665 1,082,128
New York - 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 ..... 270 383,189
Series 2010E, RB, 6.81%, 11/15/40 ..... 730 1,044,570
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 440 680,096
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 320 422,940
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 1,665 2,222,250
4,753,045
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 765 1,425,470
Texas - 0.2%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 1,095 1,597,130
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 1,235 1,744,132
3,341,262
Total Municipal Bonds — 0.8%
(Cost: $29,490,812) ............................... 33,265,616
Non-Agency Mortgage-Backed Securities — 7.1%
Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 . 1,000 1,006,549
Series 2020-3, Class M1, 3.81%, 04/25/65 . 880 890,490
Series 2020-4, Class A3, 2.81%, 06/25/65 . 430 432,286
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
....... 440 442,304
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 0.64%, 02/25/35
(a)
........... 207 203,505
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 . 1,283 1,297,096
Series 2020-3, Class A3, 2.38%, 04/27/65 . 279 278,768
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, (LIBOR USD
1 Month + 0.00%), 3.39%, 04/25/65
(a)(b)
... 1,020 1,036,413
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
..... 2,000 2,014,423
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A2, 2.63%, 05/25/65 . USD 1,733 $ 1,745,595
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,249,558
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ..................... 11,969 12,051,110
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ..................... 4,034 3,919,423
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 ..................... 21,392 21,391,066
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ..................... 2,432 2,420,109
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
................ 634 634,724
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.44%, 04/16/36
(a)(b)
......... 2,378 2,234,697
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.88%,
11/25/34
(a)
...................... 279 281,032
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 264 275,271
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(e)
... 370 362,674
Residential Mortgage Loan Trust
(a)(b)
Series 2020-2, Class A2, 2.51%, 05/25/60 . 1,500 1,506,934
Series 2020-2, Class M1, 3.57%, 05/25/60 . 1,680 1,701,214
Station Place Securitization Trust
(a)(b)
Series 2021-WL1, Class E, (LIBOR USD 1
Month + 2.00%), 2.10%, 01/26/54 .... 500 499,612
Series 2021-WL1, Class F, (LIBOR USD 1
Month + 2.50%), 2.60%, 01/26/54 .... 133 133,230
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 127 126,453
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 3,015,238
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
1,000 1,002,634
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 674,909
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,692,299
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
.................... 902 918,472
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
.................... 1,000 1,024,014
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
..................... 2,000 2,012,569
Vista Point Securitization Trust
(a)(b)
Series 2020-1, Class A1, 1.76%, 03/25/65 . 779 780,733
Series 2020-2, Class A3, 2.50%, 04/25/65 . 981 979,517
70,234,921
Commercial Mortgage-Backed Securities — 5.1%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 100 104,790
Series 2015-1211, Class D, 4.14%, 08/10/35 1,401 1,429,707
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month +
1.54%), 1.65%, 09/15/34
(a)(b)
.......... 640 637,583
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.21%,
04/15/34
(a)(b)
..................... 587 585,175
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 954,160
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 509,711

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ USD 174 $ 172,090
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
2.06%, 12/15/36
(a)(b)
................ 4,050 3,948,283
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.11%, 11/15/33 ..... 1,480 1,475,440
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 .... 1,450 1,271,809
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 ..... 1,490 1,233,869
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 1.46%, 09/15/34 .... 1,000 987,446
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 830 823,757
BANK
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 251 263,656
Series 2021-BN32, Class A5, 2.64%,
04/15/54 ..................... 1,710 1,772,437
Series 2021-BN33, Class A5, 2.56%,
05/15/64 ..................... 12,600 12,970,136
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 1,280 1,287,932
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.58%, 11/25/35 .... 249 237,254
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.55%, 01/25/36 .... 1,786 1,717,334
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.45%, 12/25/36 .... 398 386,078
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 2,139,558
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 0.83%, 03/15/37
(a)(b)
.. 232 229,390
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 936 974,380
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 260 221,665
Bear Stearns Commercial Mortgage Securities
Trust
(a)
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ..................... 46 45,305
Series 2007-T26, Class AM, 5.43%,
01/12/45 ..................... 168 166,366
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.04%, 04/10/51
(a)
(b)
.......................... 130 119,734
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,220,431
Series 2018-B5, Class C, 4.61%, 07/15/51
(a)
2,690 2,953,601
Series 2019-B10, Class 3CCA, 3.90%,
03/15/62
(a)(b)
................... 823 860,143
Series 2020-B16, Class C, 3.54%,
02/15/53
(a)
.................... 126 127,254
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 419 438,489
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,881,276
Series 2013-1515, Class E, 3.72%, 03/10/33 100 101,196
BX Commercial Mortgage Trust
(b)
Series 2018-BIOA, Class D, (LIBOR USD 1
Month + 1.32%), 1.43%, 03/15/37
(a)
... 358 356,655
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(a)
... USD 3,604 $ 3,597,211
Series 2020-BXLP, Class D, (LIBOR USD 1
Month + 1.25%), 1.36%, 12/15/36
(a)
... 1,478 1,472,457
Series 2020-VIV2, Class C, 3.54%,
03/09/44
(a)
.................... 1,450 1,468,899
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.................... 180 186,244
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,938 3,014,944
Series 2021-VINO, Class D, (LIBOR USD 1
Month + 1.35%), 1.46%, 05/15/38
(a)
... 3,600 3,582,147
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 71 74,732
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... 1,832 1,885,136
Series 2021-ARIA, Class D, (LIBOR USD 1
Month + 1.90%), 2.01%, 10/15/36
(a)
... 1,604 1,596,968
Series 2021-SOAR, Class D, (LIBOR USD 1
Month + 1.40%), 1.51%, 06/15/38
(a)
... 2,130 2,118,039
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 3.01%, 06/15/23
(a)
... 2,110 2,105,635
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.................... 2,214 2,267,126
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 210 211,107
Series 2017-GM, Class D, 3.42%, 06/13/39 140 142,659
Series 2021-601L, Class D, 2.78%, 01/15/44 1,052 969,591
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.86%, 12/15/37
(a)(b)
.......... 815 813,751
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 280 301,314
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 476,665
Series 2018-CD7, Class C, 4.85%,
08/15/51
(a)
.................... 4,250 4,605,005
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 118,343
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 713,038
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 410 419,026
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 840 857,818
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 1.61%, 06/15/34
(a)(b)
.......... 1,600 1,590,353
CIM Retail Portfolio Trust, Series 2021-RETL,
Class A, (LIBOR USD 1 Month + 1.40%),
1.51%, 08/15/36
(a)(b)
................ 2,220 2,214,412
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%,
05/10/35
(a)(b)
................... 245 246,870
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 120 126,103
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 247,022
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
.......................... 110 110,493
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
121 124,459
Series 2016-P3, Class D, 2.80%, 04/15/49
(a)
(b)
.......................... 29 23,515
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 311,360
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 525,701

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
.................... USD 1,800 $ 1,858,792
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 490 462,744
Series 2014-CR15, Class C, 4.69%,
02/10/47
(a)
.................... 853 894,084
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 110 113,045
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 302 313,195
Series 2015-CR24, Class B, 4.38%,
08/10/48
(a)
.................... 1,892 2,012,023
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 75 71,991
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ..................... 200 214,431
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 440 418,693
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 929 859,402
Series 2021-LBA, Class A, (LIBOR USD 1
Month + 0.69%), 0.80%, 03/15/38
(a)(b)
.. 4,430 4,393,980
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 1.34%, 05/15/36 .... 4,240 4,235,375
Series 2020-NET, Class D, 3.70%, 08/15/37 600 610,729
Series 2021-980M, Class D, 3.54%,
07/15/31 ..................... 5,810 5,662,863
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 284,546
Series 2015-C4, Class D, 3.56%, 11/15/48
(a)
1,270 1,256,379
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 541,998
Series 2016-C5, Class C, 4.65%, 11/15/48
(a)
1,410 1,478,816
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
.................... 90 100,670
Series 2018-CX12, Class C, 4.74%,
08/15/51
(a)
.................... 268 288,723
Series 2019-C15, Class A4, 4.05%, 03/15/52 870 970,553
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 649 679,845
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,563,552
Series 2020-C19, Class A3, 2.56%, 03/15/53 1,415 1,443,131
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
.................... 370 377,406
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 12/15/30
(a)
... 530 529,949
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 231,032
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.98%), 1.09%,
06/15/33
(a)(b)
..................... 610 606,203
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 252,417
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 1,080 1,122,814
Series 2017-BRBK, Class D, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 360 363,819
ELP Commercial Mortgage Trust, Series
2021-ELP, Class D, (LIBOR USD 1 Month +
1.52%), 1.63%, 11/15/38
(a)(b)
.......... 1,030 1,023,909
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (LIBOR USD 1
Month + 1.38%), 1.49%, 07/15/38 .... 5,561 5,561,067
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.36%, 07/15/38 .... USD 5,541 $ 5,541,167
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR USD 1
Month + 0.80%), 0.91%, 02/15/38 .... 410 409,508
Series 2021-GCT, Class C, (LIBOR USD 1
Month + 1.70%), 1.81%, 02/15/38 .... 2,060 2,059,070
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 800 890,699
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(a)
.................... 250 239,519
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 570 568,500
Series 2019-BOCA, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 06/15/38
(a)
... 317 316,803
Series 2020-TWN3, Class B, (LIBOR USD 1
Month + 2.50%), 2.61%, 11/15/37
(a)
... 1,800 1,808,612
Series 2020-TWN3, Class D, (LIBOR USD 1
Month + 3.70%), 3.81%, 11/15/37
(a)
... 300 302,920
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
................... 380 385,951
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
.................... 400 406,182
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 170 176,722
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 150 160,477
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 150 138,388
Series 2019-GSA1, Class C, 3.80%,
11/10/52
(a)
.................... 110 114,062
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,891,407
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 456,597
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
.................... 730 737,453
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2021-MHC, Class
D, (LIBOR USD 1 Month + 1.70%), 1.81%,
04/15/38
(a)(b)
..................... 1,550 1,549,194
JPMBB Commercial Mortgage Securities
Trust
(a)
Series 2014-C22, Class B, 4.55%, 09/15/47 2,772 2,833,563
Series 2015-C33, Class D1, 4.11%,
12/15/48
(b)
.................... 553 535,771
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class D, 4.60%,
03/15/50
(a)(b)
................... 148 147,564
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 289,574
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 96,383
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 390 409,222
Series 2019-COR5, Class C, 3.75%,
06/13/52 ..................... 219 222,522
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 224,106
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2018-AON, Class A,
4.13%, 07/05/31
(b)
................. 642 665,441

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.41%, 06/15/45
(a)(b)
. USD 18 $ 18,317
Series 2015-JP1, Class C, 4.72%,
01/15/49
(a)
.................... 730 773,605
Series 2015-JP1, Class D, 4.22%,
01/15/49
(a)
.................... 770 735,886
Series 2015-JP1, Class E, 4.22%, 01/15/49
(a)
(b)
.......................... 199 170,146
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(b)
................... 193 200,102
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 1.06%), 2.56%, 06/15/35
(a)(b)
.. 1,832 1,821,826
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
.................... 1,000 1,029,062
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.88%, 10/15/33
(a)(b)
.. 1,300 1,296,846
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
.............. 300 302,171
Manhattan West Mortgage Trust, Series 2020-
1MW, Class D, 2.33%, 09/10/39
(a)(b)
..... 267 256,879
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C14, Class C, 5.05%,
02/15/47
(a)
.................... 1,160 1,217,997
Series 2015-C23, Class A4, 3.72%, 07/15/50 248 263,203
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 116 114,231
Series 2015-C25, Class B, 4.53%,
10/15/48
(a)
.................... 620 659,348
Series 2015-C25, Class C, 4.53%,
10/15/48
(a)
.................... 320 334,769
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 176 168,791
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 585 602,986
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 294 295,710
Series 2014-150E, Class D, 4.30%,
09/09/32
(a)(b)
................... 642 645,378
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,538,506
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
121 126,988
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
2,440 2,137,737
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,360 1,201,722
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 41,482
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
220 243,208
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
291 267,433
Series 2018-H4, Class C, 5.07%, 12/15/51
(a)
150 160,711
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 132,530
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
.......................... 3,761 4,129,008
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)(b)
.. 300 299,431
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 388,699
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
29 25,611
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 06/15/35
(a)
... 149 147,272
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 969,366
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 299,158
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 920 918,699
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (LIBOR GBP 3 Month
+ 2.10%), 2.21%, 05/17/29
(a)(b)
......... GBP 257 $ 348,199
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a)(b)
..................... USD 460 449,713
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. 8,060 8,247,646
Taurus CMBS, Series 2021-UK4A, Class D,
(SONIO/N + 2.10%), 2.15%, 08/17/31
(a)(b)
.. GBP 771 1,035,490
TPGI Trust, Series 2021-DGWD, Class D,
(LIBOR USD 1 Month + 1.50%), 1.61%,
06/15/26
(a)(b)
..................... USD 3,400 3,367,915
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,281,992
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.05%, 08/10/49
(a)
(b)
............................ 130 131,715
VMC Finance LLC, Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.10%), 1.20%,
06/16/36
(a)(b)
..................... 5,727 5,714,684
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a)(b)
................ 710 712,639
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 1.53%, 01/15/59
(a)
.. 677 674,439
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 1.15%, 06/15/49
(a)(b)
. 390 393,687
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 200 214,733
Series 2016-NXS5, Class D, 4.98%,
01/15/59
(a)
.................... 767 792,592
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
................... 120 111,254
Series 2017-C41, Class B, 4.19%,
11/15/50
(a)
.................... 3,000 3,185,803
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
.................... 1,500 1,605,512
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 12/13/31
(a)(b)
.. 397 393,975
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
................... 210 227,542
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 83 75,190
Series 2018-C45, Class C, 4.73%, 06/15/51 309 331,068
Series 2018-C46, Class B, 4.63%, 08/15/51 429 476,642
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
.................... 766 865,681
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,880,850
Series 2019-C49, Class C, 4.87%,
03/15/52
(a)
.................... 1,270 1,391,686
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,864,432
Series 2019-C50, Class C, 4.35%, 05/15/52 416 438,998
Series 2019-C52, Class C, 3.56%, 08/15/52 94 94,778
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 2.20%, 02/15/37
(a)(b)
.. 720 701,833
Series 2021-FCMT, Class D, (LIBOR USD 1
Month + 3.50%), 3.61%, 05/15/31
(a)(b)
.. 1,890 1,884,118
215,327,406
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
.......... 11,000 102,223
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ..................... 4,185 127,278

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK3, Class XD, 1.28%,
02/15/50
(b)
.................... USD 2,000 $ 114,860
BANK
Series 2019-BN20, Class XB, 0.36%,
09/15/62 ..................... 8,371 226,599
Series 2021-BN33, Class XA, 1.06%,
05/15/64 ..................... 12,297 942,579
Series 2021-BN33, Class XB, 0.48%,
05/15/64 ..................... 81,230 3,366,171
Barclays Commercial Mortgage Trust, Series
2019-C3, Class XA, 1.34%, 05/15/52 .... 2,180 180,277
BBCMS Trust, Series 2015-SRCH, Class XA,
0.93%, 08/10/35
(b)
................. 7,014 283,636
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 65,905 1,103,441
Benchmark Mortgage Trust
Series 2019-B13, Class XA, 1.13%,
08/15/57 ..................... 12,281 818,989
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 3,047 189,961
Series 2020-B17, Class XB, (LIBOR USD 1
Month + 0.00%), 0.53%, 03/15/53 .... 1,560 55,645
Series 2020-B21, Class XA, 1.46%,
12/17/53 ..................... 1,887 194,384
Series 2021-B23, Class XA, 1.28%,
02/15/54 ..................... 5,792 514,877
Series 2021-B24, Class XA, 1.15%,
03/15/54 ..................... 19,421 1,582,048
Series 2021-B25, Class XA, 1.11%, 04/15/54 3,352 275,283
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.70%, 05/10/58 .... 2,030 58,667
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.83%, 11/10/42
(b)
... 10,100 617,884
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.00%,
03/10/46 ..................... 14,254 68,629
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 40,878 117,320
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
.................... 770 71,555
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.13%,
11/15/50 ..................... 3,170 43,672
Series 2019-C16, Class XA, 1.56%,
06/15/52 ..................... 6,748 637,372
Series 2019-C17, Class XA, 1.36%,
09/15/52 ..................... 2,067 167,831
Series 2019-C17, Class XB, 0.56%,
09/15/52 ..................... 4,040 154,126
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
........... 5,975 123,922
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (LIBOR USD 1 Month + 0.00%), 1.00%,
06/10/50 ....................... 3,040 134,702
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.83%,
11/10/52 ..................... 5,366 300,629
Series 2020-GSA2, Class XA, 1.73%,
12/12/53
(b)
.................... 8,211 990,476
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.82%,
09/15/47 ....................... 912 16,267
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 55,968
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.51%,
04/15/46 ..................... USD 4,040 $ 27,051
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 132,527
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.17%,
02/15/36
(b)
...................... 2,889 167,699
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.16%,
06/15/50
(b)
.................... 3,030 314,622
Series 2019-H6, Class XB, 0.72%, 06/15/52 5,210 248,361
Series 2019-L2, Class XA, 1.02%, 03/15/52 2,039 124,615
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
....... 10,700 210,897
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 17,050 4,433
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(e)
.................... 3,410 3,410
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.48%,
10/15/52 ..................... 6,745 605,904
Series 2019-C18, Class XA, 1.03%,
12/15/52 ..................... 7,227 442,921
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
.................... 1,180 57,360
Series 2019-C50, Class XA, 1.41%,
05/15/52 ..................... 13,144 1,054,860
17,031,931
Total Non-Agency Mortgage-Backed Securities — 7.1%
(Cost: $303,572,331) .............................. 302,594,258
Beneficial Interest
(000)
Other Interests — 0.0%
(h)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(e)(i)(j)
....... 16,030 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Par (000)
Pa r (000)
Capital Trusts — 0.5%
(a)(f)
Banks — 0.2%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 2,700 3,003,750
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 5,817 5,860,627
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 1,308 1,308,000
10,172,377
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 3,100 3,169,750

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... USD 1,874 $ 1,958,330
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 3,200 3,232,000
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
3.80% ....................... 370 370,882
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 3,780 3,895,202
12,626,164
Total Capital Trusts — 0.5%
(Cost: $22,534,205) ............................... 22,798,541
U.S. Government Sponsored Agency Securities — 34.5%
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. 1,500 2,118,320
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 .. 71 74,086
Series 2996, Class MK, 5.50%, 06/15/35 .. 4 4,269
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.13%, 01/25/30
(a)
................. 14,220 1,117,294
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 .... 37 38,384
1,234,033
Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... 340 377,239
Series 2018-SB53, Class A10F,
3.63%, 06/25/28 ................ 280 296,805
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 .............. 2,360 2,539,728
3,213,772
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KL06, Class XFX, 1.36%, 12/25/29 ...... 1,480 125,492
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
Series K105, Class X1, 1.52%, 03/25/53 .. 15,228 1,632,633
Series K110, Class X1, 1.70%, 04/25/30 .. 10,178 1,214,460
Series K111, Class X1, 1.57%, 05/25/30 .. 4,356 496,883
Series K113, Class X1, 1.39%, 06/25/30 .. 16,599 1,682,329
Series K115, Class X1, 1.33%, 06/25/30 .. 35,663 3,485,404
Series K120, Class X1, 1.04%, 10/25/30 .. 41,234 3,200,399
Series K121, Class X1, 1.03%, 10/25/30 .. 3,094 236,346
Series K122, Class X1, 0.88%, 11/25/30 .. 23,585 1,590,718
Series KL05, Class X1P, 0.89%, 06/25/29 . 13,486 846,166
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2012-23, 0.20%, 06/16/53 ....... 444 2,696
Series 2013-30, 0.60%, 09/16/53 ....... 1,259 21,057
Series 2013-63, 0.76%, 09/16/51 ....... 2,338 62,877
Series 2013-78, 0.39%, 10/16/54 ....... 1,514 26,834
Series 2015-22, 0.54%, 03/16/55 ....... 1,199 27,574
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-37, 0.68%, 10/16/56 ....... USD 223 $ 7,868
Series 2015-48, 0.60%, 02/16/50 ....... 544 15,503
Series 2016-26, 0.75%, 02/16/58 ....... 3,678 133,551
Series 2016-92, 0.62%, 04/16/58 ....... 452 17,535
Series 2016-96, 0.79%, 12/16/57 ....... 1,092 49,105
Series 2016-110, 0.94%, 05/16/58 ...... 2,096 106,009
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 979 57,800
Series 2016-165, 0.70%, 12/16/57 ...... 481 21,308
15,060,547
Mortgage-Backed Securities — 34.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... 4,147 4,316,354
3.00%, 09/01/27 - 12/01/46 ........... 4,874 5,143,124
3.50%, 04/01/42 - 01/01/48 ........... 5,080 5,500,007
4.00%, 08/01/40 - 12/01/45 ........... 1,978 2,162,720
4.50%, 02/01/39 - 04/01/49 ........... 16,239 17,852,113
5.00%, 07/01/35 - 11/01/48 ........... 2,483 2,797,064
5.50%, 05/01/36 - 06/01/41 ........... 1,526 1,744,566
6.00%, 06/01/29 - 12/01/32 ........... 3 3,741
8.00%, 11/01/22 .................. —
(k)
22
Federal National Mortgage Association
4.00%, 01/01/41 .................. 100 108,730
7.00%, 06/01/32 .................. 8 8,534
Government National Mortgage Association
2.00%, 01/15/52
(l)
................. 65,485 66,076,216
2.50%, 01/15/52 - 02/15/52
(l)
.......... 58,933 60,327,853
3.00%, 12/20/44 - 02/15/45 ........... 492 512,497
3.00%, 01/15/52
(l)
................. 75,786 78,412,592
3.50%, 01/15/42 - 04/20/48 ........... 10,858 11,570,615
3.50%, 01/15/52
(l)
................. 26,425 27,514,918
4.00%, 04/20/39 - 05/20/50 ........... 11,501 12,273,919
4.00%, 01/15/52
(l)
................. 6,092 6,415,081
4.50%, 12/20/39 - 04/20/50 ........... 9,082 9,844,136
5.00%, 12/15/38 - 07/20/41 ........... 2,731 3,102,050
5.50%, 03/15/32 - 11/15/33 ........... 3 3,201
6.00%, 12/15/36 .................. 43 46,817
7.50%, 11/15/29 .................. —
(k)
312
Uniform Mortgage-Backed Securities
1.50%, 01/25/37 - 01/25/52
(l)
.......... 73,084 71,892,806
2.00%, 10/01/31 - 10/01/51 ........... 8,764 8,811,883
2.00%, 01/25/37 - 02/25/52
(l)
.......... 307,246 307,143,271
2.50%, 09/01/27 - 12/01/35 ........... 23,511 24,445,853
2.50%, 01/25/37 - 02/25/52
(l)
.......... 322,913 329,064,212
3.00%, 04/01/28 - 08/01/50 ........... 58,352 61,661,781
3.00%, 01/25/37 - 02/25/52
(l)
.......... 65,772 68,126,420
3.50%, 08/01/27 - 08/01/50 ........... 46,831 50,029,530
3.50%, 01/25/37 - 01/25/52
(l)
.......... 35,110 36,961,590
4.00%, 08/01/33 - 01/01/51 ........... 37,160 40,647,859
4.00%, 01/25/52 - 02/25/52
(l)
.......... 52,261 55,567,755
4.50%, 02/01/25 - 12/01/49 ........... 43,025 47,436,417
5.00%, 11/01/32 - 05/01/49 ........... 5,075 5,628,385
5.00%, 01/25/52
(l)
................. 13,305 14,498,505
5.50%, 12/01/31 - 04/01/41 ........... 3,497 3,935,207
6.00%, 07/01/29 - 06/01/41 ........... 5,158 5,937,727
6.50%, 05/01/40 .................. 1,067 1,229,893
1,448,756,276
Total U.S. Government Sponsored Agency Securities — 34.5%
(Cost: $1,464,830,624) ............................ 1,470,382,948

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations — 25.2%
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 ........... USD 4,474 $ 6,166,953
4.50%, 08/15/39 .................. 1,764 2,491,099
4.38%, 11/15/39 .................. 1,764 2,458,506
4.63%, 02/15/40 .................. 2,710 3,892,343
1.13%, 05/15/40 - 08/15/40 ........... 29,168 25,516,303
3.88%, 08/15/40 .................. 2,710 3,571,801
1.38%, 11/15/40 .................. 14,584 13,290,809
1.75%, 08/15/41 .................. 365 353,879
3.13%, 02/15/43 .................. 6,784 8,176,575
2.88%, 05/15/43 - 11/15/46 ........... 13,320 15,613,827
3.63%, 08/15/43 .................. 6,784 8,800,120
3.75%, 11/15/43 .................. 6,784 8,971,575
2.50%, 02/15/45 .................. 36,899 40,578,810
2.75%, 11/15/47 .................. 36,899 42,958,508
3.00%, 02/15/48
(m)
................. 43,435 53,014,454
2.25%, 08/15/49 .................. 8,782 9,399,141
U.S. Treasury Notes
1.50%, 01/31/22 - 02/15/30 ........... 142,073 143,715,785
1.75%, 04/30/22 - 11/15/29 ........... 194,795 197,972,666
2.13%, 12/31/22 - 05/15/25 ........... 40,484 41,619,951
0.50%, 03/15/23 - 05/31/27 ........... 87,883 86,546,036
0.13%, 03/31/23 - 05/31/23 ........... 25,683 25,544,552
0.25%, 04/15/23 .................. 55,882 55,694,271
2.75%, 05/31/23 .................. 13,062 13,465,085
2.00%, 02/15/25 .................. 16,322 16,811,660
0.38%, 04/30/25 - 12/31/25 ........... 106,001 103,480,399
0.75%, 05/31/26 .................. 10,210 10,000,216
1.63%, 11/30/26 - 05/15/31 ........... 32,179 32,701,776
2.38%, 05/15/27 - 05/15/29 ........... 16,772 17,785,972
2.25%, 08/15/27 .................. 45,063 47,270,383
1.25%, 03/31/28 - 05/31/28 ........... 13,368 13,243,719
2.88%, 08/15/28 .................. 3,916 4,276,700
3.13%, 11/15/28 .................. 5,507 6,121,160
2.63%, 02/15/29 .................. 8,146 8,806,272
1.13%, 02/15/31 .................. 1,591 1,544,078
Total U.S. Treasury Obligations — 25.2%
(Cost: $1,075,969,834) ............................ 1,071,855,384
Total Long-Term Investments — 111.6%
(Cost: $4,732,713,917) ............................ 4,752,015,831
Security
Shares
Shares Value
Short-Term Securities — 11.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(n)(o)
.................. 490,053,586 $ 490,053,586
Total Short-Term Securities — 11.5%
(Cost: $490,053,586) .............................. 490,053,586
Total Options Purchased — 0.0%
(Cost: $759,318) ................................. 528,527
Total Investments Before Options Written and TBA Sale
Commitments — 123.1%
(Cost: $5,223,526,821 ) ............................ 5,242,597,944
Total Options Written — (0.0)%
(Premium Received — $334,424) ..................... (234,119)
Par (000)
Pa r (000)
TBA Sale Commitments — (5.3)%
(l)
Mortgage-Backed Securities — (5.3)%
Government National Mortgage Association,
4.50%, 01/15/52 .................. USD 495 (522,801)
Uniform Mortgage-Backed Securities
2.00% ,  01/25/37 - 01/25/52 ........... 37,090 (37,120,183)
2.50% ,  01/25/37 - 02/25/52 ........... 149,629 (152,647,034)
3.00% ,  01/25/37 - 01/25/52 ........... 4,551 (4,718,328)
3.50% ,  01/25/37 - 01/25/52 ........... 7,637 (8,038,927)
4.00% ,  01/25/52 .................. 11,207 (11,920,541)
4.50% ,  01/25/52 .................. 9,552 (10,232,384)
5.00% ,  01/25/52 .................. 754 (821,636)
Total TBA Sale Commitments — (5.3)%
(Proceeds: $226,125,069) .......................... (226,021,834)
Total Investments Net of Options Written and TBA Sale
Commitments — 117.8%
(Cost: $4,997,067,328 ) ............................ 5,016,341,991
Liabilities in Excess of Other Assets — (17.8)% ............ (757,398,280)
Net Assets — 100.0% ............................... $ 4,258,943,711
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Zero-coupon bond.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Rounds to less than 1,000.
(l)
Represents or includes a TBA transaction.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
Annualized 7-day yield as of period end.
(o)
Affiliate of the Fund.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 213,787,818 $ 276,265,768 $ — $ — $ — $ 490,053,586 490,053,586 $ 5,087 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 789 03/22/22 $ 126,191 $ 374,435
U.S. Treasury Ultra Bond .................................................... 447 03/22/22 87,668 943,524
U.S. Treasury 2 Year Note .................................................... 910 03/31/22 198,501 (183,495)
U.S. Treasury 5 Year Note .................................................... 1,293 03/31/22 156,301 (211,527)
922,937
Short Contracts
Euro-Bund .............................................................. 41 03/08/22 7,999 145,984
Euro- Buxl ............................................................... 127 03/08/22 29,892 1,269,597
U.S. Treasury 10 Year Note ................................................... 616 03/22/22 80,282 (395,224)
U.S. Treasury 10 Year Ultra Note ............................................... 1,197 03/22/22 174,893 (1,099,632)
(79,275)
$ 843,662
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,350,000 USD 977,217 Bank of America NA 01/18/22 $ 5,019
AUD 1,780,000 USD 1,272,785 Deutsche Bank AG 01/18/22 22,310
BRL 5,424,975 USD 950,000 Goldman Sachs International 01/18/22 20,855
CLP 1,366,901,058 USD 1,590,000 Natwest Markets plc 01/18/22 11,404
EUR 1,150,000 USD 1,295,320 Morgan Stanley & Co. International plc 01/18/22 14,326
MXN 33,096,135 USD 1,590,000 Bank of America NA 01/18/22 22,558
NOK 8,641,574 USD 960,000 Bank of America NA 01/18/22 21,010
USD 950,000 COP 3,697,960,500 Citibank NA 01/18/22 42,040
USD 960,000 JPY 110,246,947 BNP Paribas SA 01/18/22 1,479
USD 960,000 JPY 108,868,608 Natwest Markets plc 01/18/22 13,462
ZAR 25,566,291 USD 1,590,000 Goldman Sachs International 01/18/22 11,205
THB 31,943,845 USD 950,000 ANZ Banking Group Ltd. 03/15/22 5,990
AUD 14,955,580 USD 10,803,956 Morgan Stanley & Co. International plc 03/16/22 78,932
BRL 30,839,562 USD 5,319,000 Deutsche Bank AG 03/16/22 122,368
MXN 226,706,648 USD 10,653,608 HSBC Bank plc 03/16/22 281,114
ZAR 86,227,107 USD 5,326,804 Citibank NA 03/16/22 30,437
704,509
KZT 111,771,870 USD 257,000 Citibank NA 01/10/22 (1,642)
JPY 218,598,287 USD 1,920,000 Bank of America NA 01/18/22 (19,439)
RUB 118,100,206 USD 1,590,000 Goldman Sachs International 01/18/22 (20,330)
USD 963,259 AUD 1,350,000 Bank of America NA 01/18/22 (18,977)
USD 1,268,111 AUD 1,780,000 Natwest Markets plc 01/18/22 (26,984)
USD 2,871,288 EUR 2,540,000 Bank of America NA 01/18/22 (21,322)
USD 981,729 EUR 870,000 Credit Agricole Corporate & Investment Bank SA 01/18/22 (9,047)
USD 1,590,000 MXN 33,526,740 Bank of America NA 01/18/22 (43,539)
USD 1,270,000 MXN 26,477,267 Goldman Sachs International 01/18/22 (20,064)
USD 1,590,000 ZAR 25,560,722 Morgan Stanley & Co. International plc 01/18/22 (10,856)
USD 37,915,628 CNY 243,825,922 Citibank NA 02/24/22 (309,252)
USD 959,174 MXN 20,321,545 HSBC Bank plc 02/24/22 (24,616)
RUB 797,743,620 USD 10,638,000 UBS AG 03/16/22 (136,655)
USD 423,029 AUD 593,000 Morgan Stanley & Co. International plc 03/16/22 (8,486)
USD 1,055,747 CAD 1,349,000 Morgan Stanley & Co. International plc 03/16/22 (10,545)
USD 68,156,700 EUR 60,178,000 BNP Paribas SA 03/16/22 (455,570)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 137,596 GBP 104,000 UBS AG 03/16/22 $ (3,129)
(1,140,453)
$ (435,944)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 229 $ 849
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 935 27,455
28,304
Put
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 229 2,472
$ 30,776
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures .............. 952 06/13/22 USD 99.25 USD 238,000 $ 148,750
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 % USD 45,000 $ 349,001
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures ............... 476 06/10/22 USD 98.00 USD 119,000 $ (65,450)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 % USD 247,500 $ (168,669)
(a)
Forward settling swaption.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.51% Semi-Annual 3 month LIBOR Quarterly 04/07/24 USD 17,676 $ 183,713 $ — $ 183,713
2.91% Semi-Annual 3 month LIBOR Quarterly 08/23/26 USD 844 (68,894) — (68,894)
2.93% Semi-Annual 3 month LIBOR Quarterly 08/24/28 USD 1,870 (195,222) — (195,222)
3.16% Semi-Annual 3 month LIBOR Quarterly 10/03/28 USD 1,035 (121,492) — (121,492)
$ (201,895) $ — $ (201,895)
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.46% At Termination 1 month USCPI At Termination 03/24/31 USD 1,833 $ 133,975 $ 55,792 $ 78,183
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 24,196 (1,686,175) — (1,686,175)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 21,450 (1,063,492) — (1,063,492)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 9,243 35,675 — 35,675
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 9,224 24,936 — 24,936
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 9,659 (98,447) — (98,447)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 9,659 (95,740) — (95,740)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 4,036 (25,096) — (25,096)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 5,623 (18,987) — (18,987)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 4,830 22,234 — 22,234
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 4,830 40,042 — 40,042
$ (2,731,075) $ 55,792 $ (2,786,867)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Chile .......... 1.00 % Quarterly Barclays Bank plc 12/20/26 USD 1,076 $ (15,470) $ (13,147) $ (2,323)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 3,618 172,607 80,641 91,966
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,657 365,298 170,666 194,632
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 2,302 (27,919) (25,156) (2,763)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 13,920 (62,467) (24,006) (38,461)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 6,747 (30,278) (11,636) (18,642)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,279 (10,341) 15,696 (26,037)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,029 (8,322) 12,798 (21,120)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 859 (6,948) 10,546 (17,494)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 719 (5,817) 8,829 (14,646)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,569 (12,684) 20,732 (33,416)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 41,125 14,260 26,865
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 26,918 15,260 11,658
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,340 (2,008) (1,064) (944)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 574 (860) (89) (771)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 270 75,337 23,908 51,429
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 10 2,790 568 2,222
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 508 26,008 27,125 (1,117)
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 508 26,008 26,459 (451)
CMBX.NA.14.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 280 12,988 14,035 (1,047)
$ – $ – $ –
$ 565,965 $ 366,425 $ 199,540
$ – $ – $ –

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 139 $ (9,054) $ (13,868) $ 4,814
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 543 (35,364) (54,174) 18,810
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 NR USD — — (4) 4
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (11) 11
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 NR USD 1 — (54) 54
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 352 (32,900) (34,480) 1,580
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 531 (49,630) (58,660) 9,030
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 280 (26,170) (29,832) 3,662
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 170 (15,889) (37,083) 21,194
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 210 (19,628) (53,684) 34,056
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 240 (22,432) 242 (22,674)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 207 (19,347) (23,262) 3,915
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 4,050 (13,134) (160,603) 147,469
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 2,020 (6,551) (81,476) 74,925
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 35 (3,112) (2,767) (345)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB USD 280 (78,127) (20,505) (57,622)
$ (331,338) $ (570,221) $ 238,883
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 451,720 $ — $ 451,720
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (464,186) — (464,186)
5.64% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/22/23 COP 14,194,001 (6,250) — (6,250)
5.69% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/23/23 COP 7,114,353 (4,625) — (4,625)
5.76% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/24/23 COP 6,940,832 (6,626) — (6,626)
5.80% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/29/23 COP 14,241,330 (14,411) — (14,411)
5.65% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/09/23 COP 7,086,099 (51) — (51)
5.62% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/13/23 COP 7,016,966 1,443 — 1,443
1 day IBR Quarterly 6.29% Quarterly
Goldman Sachs
International 11/22/26 COP 6,246,749 13,911 — 13,911
1 day IBR Quarterly 6.36% Quarterly JPMorgan Chase Bank NA 11/23/26 COP 3,123,374 9,241 — 9,241
1 day IBR Quarterly 6.41% Quarterly JPMorgan Chase Bank NA 11/24/26 COP 3,071,318 10,830 — 10,830
1 day IBR Quarterly 6.46% Quarterly
Goldman Sachs
International 11/29/26 COP 6,256,507 24,567 — 24,567
1 day IBR Quarterly 6.24% Quarterly
Goldman Sachs
International 12/09/26 COP 3,110,970 3,962 — 3,962

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
i
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day IBR Quarterly 6.18% Quarterly
Goldman Sachs
International 12/13/26 COP 3,076,404 $ 1,581 $ — $ 1,581
$ 21,106 $ — $ 21,106
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01%
1 day IBR ........................................... Colombian Reference Banking Indicator 0.00
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
RUB New Russian Ruble
THB Thai Baht
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 376,021,371 $ 9,427,745 $ 385,449,116
Corporate Bonds ........................................ — 1,367,394,077 — 1,367,394,077
Foreign Agency Obligations ................................. — 18,612,471 — 18,612,471
Foreign Government Obligations .............................. — 79,663,420 — 79,663,420
Municipal Bonds ......................................... — 33,265,616 — 33,265,616
Non-Agency Mortgage-Backed Securities ........................ — 302,228,174 366,084 302,594,258
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 22,798,541 — 22,798,541
U.S. Government Sponsored Agency Securities .................... — 1,470,382,948 — 1,470,382,948
U.S. Treasury Obligations ................................... — 1,071,855,384 — 1,071,855,384
Short-Term Securities ....................................... 490,053,586 — — 490,053,586
Options Purchased
Foreign currency exchange contracts ........................... — 30,776 — 30,776
Interest rate contracts ...................................... 148,750 349,001 — 497,751
Liabilities
Investments
TBA Sale Commitments .................................... — (226,021,834) — (226,021,834)
$ 490,202,336 $ 4,516,579,945 $ 9,793,829 $ 5,016,576,110
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 698,296 $ — $ 698,296
Foreign currency exchange contracts ............................ — 704,509 — 704,509
Interest rate contracts ....................................... 2,733,540 700,968 — 3,434,508
Other contracts ........................................... — 201,070 — 201,070
Liabilities
Credit contracts ........................................... — (259,873) — (259,873)
Foreign currency exchange contracts ............................ — (1,140,453) — (1,140,453)
Interest rate contracts ....................................... (1,955,328) (1,050,426) — (3,005,754)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (2,987,937) $ — $ (2,987,937)
$ 778,212 $ (3,133,846) $ — $ (2,355,634)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.